As filed with the Securities and Exchange Commission on November 1, 2007






                                            1933 Act Registration No. 334-1245
                                                                      811-3313



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT
                                    OF 1933                        /X/


                   Pre-Effective Amendment No. __                  / /




                   Post-Effective Amendment No. 45                 /X/





                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                   /X/






                                Amendment No. 49






                        (Check appropriate box or boxes)



                              ACCESSOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                                 (206) 224-7420
   (Address, including zip code, and telephone number, including area code, of
                          Principal Executive Offices)

                             J. ANTHONY WHATLEY III
                               1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)

           Copies of all communications, including all communications sent to the agent for service, should be sent to:


                                 TIMOTHY LEVIN
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103




Approximate date of proposed public offering: As soon as practicable after the Effective date of the registration statement. It is proposed that this filing will become effective (check appropriate box):




         / / immediately upon filing pursuant to paragraph (b)
         / / on ______________ pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1)
         / / on (date) pursuant to paragraph (a)(1)
         /x/ 75 days after filing pursuant to paragraph (a)(2)
         / / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for previously filed post-effective amendment.

                              Accessor Funds, Inc.
                              ______________, 2008




                                    Accessor
                           Strategic Alternatives Fund
                                   Prospectus




                                     [Logo]

                     The Securities and Exchange Commission
               has not approved or disapproved these securities or
                  passed upon the adequacy of this Prospectus.
                     Any representation to the contrary is a
                               criminal offense.

    THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE
   SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN
                         OFFER TO SELL THESE SECURITIES
       AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE
                   WHERE THE OFFER OR SALE IS NOT PERMITTED.





    NOT FDIC INSURED            NO BANK GUARANTEE               MAY LOSE VALUE

                               TABLE OF CONTENTS

Accessor Strategic Alternatives Fund
         Fund Details..........................................................3
         Fund Expenses........................................................11
         Securities and Risks.................................................12
         Management, Organization and Capital Structure.......................23

Shareholder Information
         Purchasing Fund Shares...............................................25
         Exchanging Fund Shares...............................................29
         Redeeming Fund Shares................................................30
         Dividends and Distributions..........................................33
         Valuation of Securities..............................................33
         Taxation.............................................................34
         Service & Distribution Arrangements..................................35
         Privacy Policy.......................................................35

================================================================================
                  Accessor Strategic Alternatives Fund Details
================================================================================
INVESTMENT OBJECTIVE The Accessor Strategic Alternatives Fund (the "Fund") seeks to provide long term capital appreciation and income. The Fund's investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES To achieve its objective, the Fund will invest primarily in alternative asset classes (such as real estate, a variety of commodity-related securities and currencies) that historically have had a low correlation to traditional asset classes (such as stocks, bonds and money market securities).

The Fund will seek exposure to alternative asset classes by investing in structured notes, exchanged traded notes (ETNs), exchange traded funds (ETFs), mutual funds, and closed-end funds (ETFs, mutual funds and closed-end funds are referred to as "underlying funds"). The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps.

The Fund's manager, Accessor Capital Management LP ("Accessor" or "Money Manager") utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio will be more actively managed and may add additional assets that are not part of the core portfolio, as discussed below.

The core portfolio will consist generally of investments that provide exposure to the commodity and currency markets and investments in underlying funds that
(i) invest in domestic and international real estates including real estate investment trusts ("REITs"), (ii) seek to track a broad U.S. real estate benchmark, and (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but the Money Manager anticipates that the core portfolio will typically comprise approximately 75% of the Fund.

The remainder (or satellite portfolio) of the Fund will be allocated among other alternative asset classes not included in the core portfolio. These asset classes may include emerging markets debt, international sovereign bonds and bank loans. However, the Money Manager may invest in any other non-traditional asset class that the Money Manager believes may provide returns that have weak correlation to traditional asset classes.

At the Money Manager's discretion, the Fund may invest a substantial portion of its assets in cash, cash equivalents, high quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, political or economic conditions.

The Money Manager uses a combination of techniques and strategies to achieve the Fund's investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes the following four broad factors: Valuation, Growth, Macroeconomic Conditions, and Sentiment.

Valuation: This broad factor includes several sub-components that focus on relative market valuations using common metrics such as forward P/E (price to earnings ratio), earnings spreads, and yields. The Money Manager believes that capital markets have efficient characteristics, meaning that market participants receive and act on all information as soon as it is available. However, the value of certain asset classes may become disproportionately attractive to the general market and this might present an opportunity to take advantage of these perceived mispricings of assets in order to achieve the Fund's investment objective. In the Money Manager's opinion, valuation may help indicate how various asset classes perform over time relative to the broad securities market.

Growth: The second broad factor reviews the growth of corporate earnings and cash flows using metrics such as analyst estimate revisions, positive and negative earning surprises, and year-over-year revenue and earnings growths. The growth or decline of corporate earnings and cash flow can have widespread ramifications on global capital markets. The Money Manager believes that these fundamental changes in corporate financials may create unique opportunities to take advantage of long term trends in order to achieve the Fund's investment objective.

Macroeconomic Conditions: The third broad factor is used for determining the long-term trends of the various asset classes in which the Fund invests. Macroeconomic data plays a significant role in the management of the Fund and includes items such as forecasted Gross Domestic Product (GDP) growth, leading indicators, inflation, trade balance/currency strength, monetary policy expectation and housing market. Overall, the Fund attempts to realize the investment objective by optimally positioning the portfolio in order to take advantage of long-term macroeconomic trends.

Sentiment: This last factor is used to track market momentum. This factor considers several items such as moving averages, investor sentiment polls, fund flows, Fed funds futures contracts and credit default swap spreads.

In addition to the above-mentioned factors, the Fund's allocations are reviewed by Accessor's Investment Policy Committee, which provides overall guidance on the Fund's strategy. However, the Fund is subject to daily movements and the portfolio managers may deviate from the general strategy in order to meet the Fund's investment objective and maintain liquidity.

Accessor may seek to protect a position or positions within the Fund's portfolio through hedging techniques such as covered calls or through the use of swaps. These techniques are used primarily for managing the risk of specific positions and not for the purpose of speculation.

PRINCIPAL INVESTMENT RISKS The Fund's share price will fluctuate. You could lose money on your investment in the Fund, just as you could with other investments. The principal risks of investing in the Fund and the risks of underlying funds in which the Fund invests are listed below. For additional information regarding risks of investing in the Fund, please see the section titled "Securities and Risks" beginning on page [X].

PRINCIPAL RISKS OF INVESTING IN THE FUND

Market Risk. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Allocation Risk. The Fund could miss attractive investment opportunities caused by underweighting or overweighting markets due to allocation decisions between equity securities, fixed income securities, and certain derivatives of these securities.

Management Risk. The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager's judgment about the attractiveness of a particular market or security may prove to be incorrect.

Asset Class Risk. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Government Sponsored Enterprises (GSEs) Risk. Certain GSEs (such as Freddie Mac, Fannie Mae and Federal Home Loan Bank (FHLB)) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSEs are subject to credit risk.

Commodity Risk. The Fund's investments in commodity-linked derivative instruments, such as structured notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The Fund's ability to invest in commodity-related investments may be limited by tax considerations.

Structured Note Risk. The Fund intends to invest in commodity- and financial-linked structured notes to a significant extent. A highly liquid secondary market may not exist for the commodity- and financial-linked structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the commodity- and financial-linked structured notes it holds at an acceptable price or accurately value them.

Counterparty Credit Risk. Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund will invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal.

Derivatives Risk. Derivatives, such as futures, options and swaps, are investments that derive their value from an underlying investment or group of investments. The primary risk of derivatives is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

ETF and ETN Risk. ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index. ETFs or ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF's or ETN's ability to track its index.

Some levered ETFs can, at times, be relatively illiquid and, thus, they may be hard to purchase or sell at a fair price. In addition, levered ETFs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Unlike regular bonds, there are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs.

ETF/ETN Net Asset Value/Market Price Risk. The market value of ETF or ETN shares may differ from their net asset value (NAV). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

Currency Risk. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Inflation Risk. Over time, the real value of your investment in the Fund may be eroded by inflation.

Liquidity Risk. The securities purchased by the Fund may trade infrequently and be quite volatile. This means that they may be harder to purchase or sell at a fair price. In addition, the Fund may engage in over-the-counter (OTC) transactions involving securities or derivatives that may have limited product lines, markets or financial resources. Many OTC stocks and derivatives trade less frequently and in smaller volume than exchange listed stocks. The inability to purchase or sell these securities at a fair price could have a negative impact on the Fund's performance.

Non-Diversified Risk. Because the Fund is classified as a non-diversified fund, it is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, the decline in the market value of a particular fund or other security held by the Fund may directly affect the Fund's NAV more than if the Fund were operated as a diversified fund.

Investments in Other Investment Companies Risk. The Fund may invest in shares of other investment companies (i.e., underlying funds). Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

PRINCIPAL RISKS OF THE FUND'S INVESTMENTS IN UNDERLYING FUNDS

Bank Loan Risk. Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, which may be substantial. Consequently, when investing in indebtedness of companies with poor credit, an underlying fund bears a substantial risk of losing the entire amount invested. If an underlying fund purchases a loan, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. Corporate loans in which the underlying fund may invest may be unrated and generally will not be registered with the Securities and Exchange Commission
(SEC) or listed on a securities exchange. In addition, the amount of public information available with respect to corporate loans generally will be less extensive than that available for more widely rated, registered and exchange-listed securities. As a result, corporate loans generally are more difficult to value than more widely rated, registered and exchange-listed securities.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar.

Commodity Risk. An underlying fund's investments in commodity-linked derivative instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. An underlying fund's ability to invest in commodity-related investments may be limited by tax considerations.

Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise.

Currency Risk. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an underlying fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Derivatives Risk. Derivatives are investments that derive their value from an underlying investment or group of investments. The primary risk of derivatives is that changes in the market value of securities held by the underlying fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the underlying to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the underlying funds' assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Interest Rate Risk. When interest rates rise, the prices of fixed income securities in the underlying funds' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the underlying funds' portfolio will generally rise.

International Fixed Income Securities Risk. The prices of the fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the underlying funds.

The foreign sovereign debt securities and "Brady Bonds" that the underlying funds purchase involve specific risks, including the risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Prepayment and Extension Risk. The issuer of a debt security has the ability to repay principal prior to a security's maturity, which can adversely affect the underlying funds' yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthen the maturities of the affected securities, making them more sensitive to interest rate changes and the underlying funds' NAV more volatile.

REITs Risk. REITs are issuers that invest in interests in real estate, including mortgages. REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.






----------------------------------
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

                                FUND PERFORMANCE

Because the Fund has not commenced investment operations, Fund performance information is not yet presented.

                                 FUND EXPENSES

The following table describes the fees and expenses that you pay if you invest in Advisor Class Shares of the Fund. Shareholders will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by each investment company in which the Fund invests.


                                                                   Strategic Alternatives Fund
Shareholder Fees(1) (fees paid directly from your investment)
     Redemption Fee (as a percent of the amount redeemed) (2)                      2.00%
=============================================================================================
Annual Fund Operating Expenses (expenses deducted from Fund assets)
     Management Fees                                                              0.70%
     Distribution and Service (12b-1) Fees                                         None
     Acquired Fund Fees and Expenses(3)                                           0.30%
     Other Expenses(3)                                                            0.28%
                                                                                  -----
     Total Annual Fund Operating Expenses                                         1.28%
                                                                                  =====
-----------------------------------------------------------------------------------------------

(1)Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables. An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent, to each IRA account with an aggregate balance of less than $10,000 on December 31 of each year.
(2) The redemption fee only applies to shares redeemed or exchanged within 90 days of purchase. See "Market Timing/Excessive Trading" on page __. In addition, the Transfer Agent may charge a processing fee of $10.00 for each redemption check.
(3) Acquired Fund Fees and Expenses and Other Expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

The Example shows what an investor in the Fund could pay over time. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of any applicable redemption fee. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                            One Year            Three Years

Strategic Alternatives Fund                       $130              $406

SECURITIES AND RISKS

This section describes some of the security types for and risks of investing in the Fund. Each security type and risk is a primary security type or risk for the Fund.

Many factors affect the Fund's performance. The Fund's share price and yield change daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. The Fund's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. The Fund's reaction to these developments will also be affected by the types, durations, and maturities of the securities in which the Fund invests. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

Temporary Defensive Strategies. In response to market, economic, political or other conditions, the Money Manager may temporarily use a different investment strategy for defensive purposes, including investing in short-term and money market instruments. If the Money Manager does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

Portfolio Turnover. The Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Fund, may result in increased taxable distributions to shareholders, and may adversely affect the Fund's performance.

Change of Objectives and Policies. The Fund's investment objective stated in the Fund's Fund Details section is not fundamental and may be changed without shareholder approval by the board of directors.

Disclosure of Portfolio Holdings. A description of the Fund's specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information which is available upon request by calling: 1-800-759-3504 and on the Accessor Funds' website by visiting www.accessor.com.

SECURITY TYPES

ETFs. ETFs are funds whose shares are traded on a national exchange or the National Association of Securities Dealers' Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund's investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund's assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. Exchange traded funds add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

ETNs. ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Holding Company Depository Receipts (HOLDRs). HOLDRs are securities that represent ownership in the common stock or American Depository Receipts (ADRs) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRs represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

Investment Companies (including ETFs and HOLDRs). A corporation, trust, or partnership that invests pooled shareholder dollars in securities appropriate to the organization's objective. Mutual funds, closed-end funds, and Unit Investment Trusts (UITs) are the three types of investment companies.

Repurchase Agreements. The Fund may enter into repurchase agreements, in which the Fund purchases securities from a bank or broker-dealer that then agrees to repurchase the securities at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities, which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements will not be entered into unless their repurchase maturity occurs within seven days or less and, the securities subject to repurchase are composed of only securities that could otherwise be owned by the Fund if not subject to a repurchase agreement.

Structured Notes. A debt obligation that may contain an embedded derivative component with characteristics that adjust the security's risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

The following describes some of security types in which the Fund's underlying funds may invest.

Asset-Backed Securities. Asset-backed securities are securities backed by notes or receivables, against assets other than real estate.

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

High Yield Corporate Debt Securities. High-yield corporate debt securities are often issued as a result of corporate restructurings - such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as "junk bonds," are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody's.

Money Market Securities. Money market securities are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.

Mortgage-Related Securities. Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Options, Futures, Swaps and Other Derivatives. The Fund and the underlying funds may use techniques such as buying and selling options or futures contracts in an attempt to change their exposure to security prices, currency values, or other factors that affect the value of the Fund's portfolio.

RISKS

The Fund's principal risks and the circumstances reasonably likely to cause the value of your investment in the Fund to decline are discussed below. The value of your investment in the Fund will fluctuate, which means you could lose money. The share price of the Fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances that could prevent the Fund from achieving its objective that are not described here.

Allocation Risk. The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by Accessor, which may not accurately predict changes in the market. As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Currency Risk. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund or the underlying fund, as applicable, if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Commodity Risk. The Fund's investments in commodity-linked derivative instruments, including structured notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to regulated investment companies ("RICs") under the Code, the Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. The Internal Revenue Service ("IRS") has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund's ability to utilize commodity-linked derivatives as part of its investment strategy is limited to a maximum of 10 percent of its gross income. However, in subsequent rulings, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code.

ETF Risk. ETF shareholders are subject to risks similar to those of holders of other diversified portfolios. A primary consideration is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income exchange traded fund, respectively. This is because an equity (or bond) ETF represents interest in a portfolio of stocks (or bonds) or commodities or currency. When interest rates rise, bond prices generally will decline, which will adversely affect the value of fixed income ETFs. Moreover, the overall depth and liquidity of the secondary market may also fluctuate. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic, political instability in other nations. Although exchange traded funds are designed to provide investment results that generally correspond to the price and yield performance of their respective underlying indexes, the trusts may not be able to exactly replicate the performance of the indexes because of trust expenses and other factors. ETFs that are benchmarked to commodities or currencies often carry the additional risk of non-diversification. Additionally, many commodity or currency ETFs have a higher tracking error to their underlying benchmarks.

The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF holds. There may be times when an ETF share trades at a premium or discount to its NAV.

Trading in leveraged ETFs can be relatively illiquid which means that they may be hard to purchase or sell at a fair price. In addition, leveraged ETFs are subject to the risk of a breakdown in the futures and options markets they use. Finally, leveraged ETFs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater because if the investment loses value, not only is that money lost, but the loan still needs to be repaid.

ETN Risk. Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer's annual fee.

HOLDRs Risk. Unlike ETFs, HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; lack of management. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR doesn't change after issue, except in special cases like corporate mergers, acquisitions or other specified "Reconstitution Events." As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, HOLDRs in which the Fund invested may not provide the same targeted exposure to the industry that was initially expected.

Investment Companies Risk. The Fund will purchase shares of investment companies, such as mutual funds, ETFs, UITs and closed-end funds to gain exposure to a particular portion of the market rather than purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the 1940 Act, and therefore, not subject to the 1940 Act's regulatory scheme.

Liquidity Risk. Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity.

Market Risk. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Non-Diversification Risk. Because the Fund is classified as a non-diversified fund for purposes of the 1940 Act, it may concentrate its investments in a more limited number of issuers than a diversified fund. Accordingly, the Fund is subject to the risks related to the fact that the decline in the market value of a particular ETF or other security held by the

Fund may directly affect the NAV of the Fund more than if the Fund were operated as a diversified fund.

Overall Market Risk. The Fund is subject to the risk of an overall decline in value of various asset classes. When the markets experience an overall decline, it can be expected that the Fund's value also will fall. Numerous factors affect overall market risk such as changing economic, political or market conditions.

Real Estate Concentration Risk. The Fund may invest in underlying funds that concentrate in the real estate sector. Real estate sector concentration risk is the risk that the securities of real estate companies that an underlying fund purchases will underperform the market as a whole. To the extent that the underlying fund's investments are concentrated in real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the underlying fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of an underlying fund's investments in REITs.

Tax Risk. The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. In addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

RISKS OF INVESTING IN UNDERLYING FUNDS

The following risks describe principal risks of the underlying funds in which the Fund invests.

Asset-Backed Securities Risk. Asset-backed securities have prepayment risks similar to mortgage-backed securities, as discussed below.

Credit Risk Associated With Asset-Backed Securities. Asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying asset-backed securities in the case of default. Asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

Mortgage-backed Securities Risk. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the underlying fund's investment in mortgage-backed securities will result in an unforeseen loss of interest income to the underlying fund as it may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

Collateralized Mortgage Obligation Risk. An underlying fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the underlying fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Bank Loan Risk. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the underlying funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the underlying funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the underlying funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the underlying funds purchase assignments from lenders, the underlying funds will acquire direct rights against the borrower on the loan. The underlying funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the underlying funds' ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Commodity Risk. The underlying funds' investments in commodity-linked derivative instruments, including structured notes, may subject an underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to regulated investment companies under the Code, the underlying funds must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types. As a result, if the underlying funds' investment in commodities-linked derivatives were to exceed a certain threshold, the underlying funds could fail to qualify for the special tax treatment available to regulated investment companies under the Code.

Company or Security Specific Risk. Certain of the underlying funds are subject to the risk associated with events that are unique to a specific company, a specific security, a specific industry, or a specific security class. For example, a particular security's price will tend to react poorly with reference to an earnings announcement that is worse than the market expected. An underlying fund's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Specific issuers, and the prices of their securities, also are subject to risks.

Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

Foreign Securities Risk. Investments in foreign securities involve risks related to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability.

Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

Foreign markets may be less liquid and more volatile than U.S. markets. Foreign securities often trade in currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect an underlying fund's NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the underlying fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the underlying fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, the underling funds may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the underlying funds may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the underlying funds enter the contract may fail to perform its obligations to the underlying funds.

Emerging Markets. The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Foreign Currencies Risk. Since foreign securities normally are denominated and traded in foreign currencies, the value of an underlying fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. The Fund or an underlying fund may, but is not required to, buy or sell foreign securities and options and futures contracts on foreign securities for hedging purposes in connection with its foreign investments.

If the Fund or an underlying fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. Dollar will result in a change in the U.S. Dollar value of the underlying fund's assets and the underlying fund's income available for distribution. Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of the underlying fund's denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. Dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. Dollar value and liquidity of investments denominated in that currency. In addition, although at times most of the underlying fund's income may be received or realized in these currencies, the underlying fund will be required to compute and distribute its income in U.S. Dollars. As a result, if the exchange rate for any such currency declines after the underlying fund's income has been earned and translated into

U.S. Dollars but before payment to shareholders, the Fund or an underlying fund could be required to liquidate portfolio securities to make such distributions. Similarly, if the underlying fund incurs an expense in U.S. Dollars and the exchange rate declines before the expense is paid, the underlying fund would have to convert a greater amount of U.S. Dollars to pay for the expense at that time than it would have had to convert at the time the underlying fund incurred the expense. The Fund or an underlying fund may, but is not required to, buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

Junk Bonds Risk. Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general. During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

Credit Risk. Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Many U.S. Government securities in which the underlying funds may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve credit risk.

Interest Rate Risk. Interest rate risk is the risk that an investment's value will change due to a change in the absolute level of interest rates, in the spread between two rates, in the shape of the yield curve or in any other interest rate relationship. Such changes usually affect securities inversely and can be reduced by diversifying (investing in fixed-income securities with different durations) or hedging (e.g., through an interest rate swap). Interest rate risk affects the value of bonds more directly than stocks, and it is a major risk to all bondholders. As interest rates rise, bond prices fall and vice versa. The rationale is that as interest rates increase, the opportunity cost of holding a bond decreases since investors are able to realize greater yields by switching to other investments that reflect the higher interest rate. For example, a 5% bond is worth more if interest rates decrease since the bondholder receives a fixed rate of return relative to the market, which is offering a lower rate of return as a result of the decrease in rates.

Maturity Risks. Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of an underlying fund's fixed income investments will affect the volatility of the underlying fund's share price.

Options and Futures Transactions Risk. These types of transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on the underlying fund's exposure to market values, interest rates or the currency exchange rate, which in turn can affect the Fund.

As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain Additional Investment Strategies & Risks

The Fund may invest in other types of securities and employ additional investment techniques that are not the principal investment strategies of the Fund and therefore not described in this Prospectus. The additional security types, techniques and their accompanying risks are more fully described in the Fund's Statement of Additional Information ("SAI"), which may be obtained free of charge by contacting the Fund.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

On the following pages is information on Accessor and a description of how Accessor is compensated for the services it provides.

The Fund has not opened for investment management and no fees have currently been paid by the Fund to Accessor Capital or the Money Manager.

Money Manager              Accessor Capital Management LP, 1420 Fifth Avenue,
                           Suite 3600,  Seattle, WA 98101

The Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. An investment committee consisting of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Investment Officer, and Justin H. Roberge, Investment Analyst develops the investment programs for the Fund and are primarily responsible for the day-to-day management of the Fund. In addition, the Investment Committee directly invests the assets of the Accessor U.S. Government Money Fund and the Accessor Allocation Funds.

Mr. Whatley has been with Accessor Capital as the Executive Director since 1991 and is responsible for the overall management of Accessor Capital and is the head of the Investment Committee.

Mr. Yeung has been with Accessor Capital as the Senior Investment Officer since December 2006. He is responsible for overall management of the investment department, performing portfolio management, making asset-allocation decisions and conducting investment research and analysis. Mr. Yeung is responsible for the overall management of the Investment Department and is responsible for the overall portfolio construction for the Fund. Prior to Accessor Capital, Mr. Yeung was an institutional investment consultant at Morningstar Associates LLC from December 2002 to December 2006, conducting money-manager due diligence and providing asset-allocation services to major institutions, including insurance companies, large defined-contribution plans, banks and trust companies. Mr. Yeung was a research analyst at Morningstar, Inc. from June 1997 through December 2002 and has been a CFA Charterholder since 2000. Mr. Yeung received his MBA degree with concentrations in Analytic Finance and Accounting from the University of Chicago.

Mr. Rowader has been with Accessor Capital since February 2007 as Investment Officer. Mr. Rowader will be primarily responsible for the investment decisions of the Strategic Alternatives Fund. Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with concentration in Finance from the University of Colorado.

Mr. Roberge has been with Accessor Capital since April 2002, first as an Operations Associate and from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. He is primarily responsible for the day-to-day operations, trading and investment research functions. Prior to Accessor Capital, Mr. Roberge was Registered Representative at Diversified Financial Concepts, from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001.

The SEC issued an exemptive order that allows Accessor Funds to change a fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Fund within 60 days of the change.

The Fund will pay Accessor Capital an annual management fee for providing management and administration services in the amount of 0.70% of the Fund's average daily net assets.

The Fund has also hired Accessor Capital to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Funds. For providing these services, Accessor Capital receives (i) a fee equal to 0.14% of the average daily net assets of the Fund, and (ii) a transaction fee of $0.50 per transaction.

Distributor SEI Investments Distribution Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             PURCHASING FUND SHARES

WHERE TO PURCHASE

Direct Investors. Shares of the Fund may be purchased directly from Accessor Funds for no sales charge or commission.

Financial Intermediaries. Shares of the Fund may be purchased through financial intermediaries, trust companies, broker-dealers, registered investment advisors, certified financial planners, third party administrators, recordkeepers, trustees, custodians, financial consultants, insurance companies and providers of fund supermarkets who have agreements with the Distributor and/or Accessor Funds. These financial intermediaries may charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Fund Shares, such as investment minimums, and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions. In certain cases, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Fund within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

HOW TO PURCHASE
                                                        -----------------------
Normally your financial intermediary                    |  Shares may not be
will send your purchase requests to                     |  purchased on days
Accessor Funds' Transfer Agent. Purchase                |  when the NYSE is
orders are accepted on each business day                |  closed for trading:
that the NYSE is open and must be                       |  New Year's Day,
received in good order. Requests                        |  Martin Luther King,
received "in good order" must include:                  |  Jr. Day, Presidents
account name, account number, dollar or                 |  Day, Good Friday,
share amount of transaction, Fund(s),                   |  Memorial Day,
allocation of investment, and signature                 |  Independence Day,
of authorized signer. If you fail to                    |  Labor Day,
provide all of the required information                 |  Thanksgiving Day and
requested in the current account                        |  Christmas Day.
application, your purchase order will not be processed. -----------------------

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person's identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV per share after receipt of the order by the Transfer Agent. In certain cases, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds.

Purchase orders are accepted on each business day that the New York Stock Exchange ("NYSE") is open and must be received in good order prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Requests received "in good order" must include: account name, account number, dollar or share amount of transaction, Fund(s) and allocation of investment, and signature of authorized signer. The Transfer Agent must receive payment for shares by 12:00 noon Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made in any of the following ways:

By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

Accessor Funds, Inc.
Attn: Shareholder Services
P. O. Box 1748
Seattle, WA 98111-1748

If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire. Wire instructions can be obtained from the Operations Department at the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Shares of the Fund by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

By Automatic Investment Plan. Shareholders may establish an Automatic Investment Plan ("AIP") with the Transfer Agent whereby investments in any of the Accessor Funds are made automatically on a regularly basis (e.g., bi-monthly, monthly, quarterly). You may authorize regular electronic transfers of $25 or more from your bank checking account to purchase shares of one or more Accessor Funds based on instructions provided to the Transfer Agent. To enroll in the AIP, fill out and sign the Electronic Funds Transfer Form and mail or fax (206-224-4274) the completed form to Accessor Funds 15 days prior to the initial purchase.

By Purchases In Kind. Under some circumstances, the Funds may accept securities as payment for Shares of the Fund. Such securities would be valued the same way the Fund's securities are valued (see "Valuation of Securities"). Please see "Additional Purchase and Redemption Information" in the Statement of Additional Information for further information.

IRA/SIMPLE IRA/ROTH IRA/COVERDELL EDUCATION SAVINGS ACCOUNT PLANS

Investors may purchase Shares of the Fund through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. An IRA, Roth IRA or Educational IRA account with an aggregate balance of less than $10,000 across all Funds on December 31 of any year may be assessed a $25.00 fee. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.

Investment Minimums

The minimum initial investment in the Fund is $50,000 and subsequent purchases are at least $5,000; provided, however that the Distributor and/or the Fund reserve the right to accept a lesser initial investment at their sole and absolute discretion.

Share Pricing

Investors purchase shares of the Fund at its NAV. The NAV is calculated by adding the value of Fund assets attributable to Fund shares, subtracting Fund liabilities, and dividing by the number of outstanding shares. The NAV is calculated each day that the New York Stock Exchange ("NYSE") is open for business. The Fund generally calculates its NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, each day the NYSE is open. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Fund in good order. The NAV may be published daily in the business sector of many major newspapers. If you have access to the Internet, you can check NAV on the Accessor website (www.accessor.com). For related information see "Valuation of Securities" on page 33.

Accessor Funds Internet Website

You can obtain information about Accessor Funds on the Accessor Funds' internet website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the internet with a password protected login. If your Fund shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

Market Timing/Excessive Trading

The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

The Fund may invest in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid and are susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as "price arbitrage"). The Fund has procedures authorizing it to use the fair value of a security if market prices are unavailable or deemed unreliable (see "Valuation of Securities"). The Fund's restrictions on excessive trading and market timing described below are intended to reduce a shareholder's ability to market time to the detriment of the Fund.

The Board of Directors has adopted policies and procedures relating to short-term or excessive trading. The Funds (or Accessor Capital, on behalf of the Funds) may restrict or refuse purchases or investors who in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose has been or may be disruptive to the Fund. You may be considered a market timer or excessive trader if you (i) redeem or exchange shares within 30 days of purchase; (ii) exchange shares out of the Fund within 30 days of an earlier exchange request out of the Fund; (iii) exchange shares out of the Fund more than four times within a calendar year; or (iv) otherwise seem to follow a market timing pattern that the Fund or Accessor Capital believes may adversely affect the Fund. For these purposes, Accessor Capital may consider an investor's trading history in that Fund or other Accessor Funds, an Accounts under common ownership or control with an account that is covered by
(i), (ii), or (iii) above are also subject to these limits.

Shareholders who redeem or exchange their shares of the Fund acquired by purchase or exchange within the preceding 90 days will be assessed a fee of 2.00% of redemption proceeds, which will be paid to the Fund. This redemption fee does not apply to certain accounts as determined by the Fund, including purchases made pursuant to the dividend reinvestment program, withdrawals made pursuant to the systematic withdrawal program and automated portfolio rebalancing, or in other situations determined by the Fund.

The Fund has provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies, retirement administrators and others) concerning the application of the Fund's market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under its control.

The Fund applies these policies and procedures to all shareholders. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future. The Fund cannot ensure that it will be able to identify all cases of market timing activities and excessive trading, although it believes it has adequate procedures in place to attempt to do so.

For More Information

For additional information about purchasing shares of the Accessor Funds, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

                             EXCHANGING FUND SHARES

Exchanging Through Accessor Funds

As a shareholder, you have the privilege of exchanging shares of the Fund for shares of other Accessor Funds. Shares of the Fund may be exchanged for shares of any other Accessor Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Accessor Fund. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Requests received "in good order" must include: account name, account number, dollar or share amount of transaction, Accessor Fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order.

Exchanges made within 90 days of purchase from the Fund may be subject to a 2.00% redemption fee paid to the Fund (see "Market Timing/Excessive Trading" above). An exchange of shares of a fund for shares of another fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a tax basis for your new shares. Shareholders should read the prospectus of any other Fund into which they are considering exchanging. An exchange of shares from a fund involves a redemption of those shares and will be treated as a sale for tax purposes.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the class of shares of the Fund you want to exchange into is offered in your state of residence.

Exchanges Through Accessor Funds

Accessor Funds does not currently charge fees on exchanges directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made as follows on the next page:

By Mail.  Share exchange instructions may be mailed to:

Accessor Funds, Inc.
Attn:  Shareholder Services
P. O. Box 1748 Seattle, WA 98111-1748

By Fax.  Instructions may be faxed to Accessor Funds at (206) 224-4274.

Exchanging Through Financial Intermediaries

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

                             REDEEMING FUND SHARES
                                                           |-------------------
Normally, your financial intermediary will send            |Redemption requests
your request to redeem Fund shares to Accessor             |for shares that were
Funds' Transfer Agent. Shares held for you in your         |purchased by check
dealer's name must be sold through the dealer.             |will be honored at
Consult your financial intermediary for more               |the next NAV
information. Investors may request to redeem Fund          |calculated after
Shares on any day that the NYSE is open for                |receipt of the
business. The request must be received in good             |redemption request.
order by the Transfer Agent or certain financial           |However, redemption
intermediaries prior to the close of the NYSE,             |proceeds will not be
normally 4:00 p.m. Eastern time. Requests received         |transmitted until
" in good order" must include: account name,               |the check used for
account number, dollar or share amount of                  |the investment has
transaction, Fund(s), allocation of investment,            |cleared.
and signature of authorized signer. The Transfer Agent     --------------------
may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include an Authorization for Distribution from IRA form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

Investors may request to redeem Shares of the Fund on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Requests received "in good order" must include: account name, account number, dollar or share amount of transaction, Fund name and signature of authorized signer. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request by wire-transfer or ACH to a shareholder's domestic commercial bank account. Certain redemptions made within 90 days of purchase or exchange in the Fund may be subject to a 2.00% redemption fee paid to the Fund in connection with the Funds' Market Timing/Excessive Trading policy (see "Market Timing/Excessive Trading" above). Shares may be redeemed from Accessor Funds any of the following ways:

By Mail.  Redemption requests may  be mailed to:

Accessor Funds, Inc.
Attn: Shareholder Services
P. O. Box 1748 Seattle, WA 98111-1748

By Fax. Redemption requests may be faxed to Accessor Capital  at (206) 224-4274.

By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests, including personal identification requests and recording instructions given by telephone.

Redemption Proceeds. Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the "redemption instructions of record"), either electronically to the shareholder's pre-authorized bank account or by check to the shareholder's address of record. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Fund. The Fund reserves the right to delay delivery of your redemption proceeds -- up to seven calendar days -- if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of the Fund's shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a fund, the fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances. Accessor Funds may redeem any account with a balance of less than $10,000 if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

                              SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Fund against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request. The Fund requires a guaranteed signature for the following:

         Transfer of ownership to another individual or organization.

         Requests that redemption proceeds be sent to a different name or address than is registered on the account.

         Requests that fed-wire instructions be changed.

         Requests for name changes.

         Adding or removing a shareholder on an account.

         Establishing or changing certain services after the account is open.

                          DIVIDENDS AND DISTRIBUTIONS

Dividends. The Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fund normally pays dividend distributions quarterly.

Other Distributions. The Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. The Fund normally pays capital gain distributions, if any, annually in December, although the Fund may occasionally be required to make supplemental distributions during the year. - Accessor, please confirm.]

Automatic Reinvestment of Dividends and other Distributions. All dividends and other distributions on Shares of the Fund will be automatically reinvested in additional Shares of the Fund unless a shareholder elects to receive them in cash. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

                            VALUATION OF SECURITIES

The Fund generally values its securities using market quotations obtained from a pricing service. Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Short-term debt securities maturing in less than 60 days are valued using amortized cost, which approximates market value.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or
(vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the fund's NAV calculation.

Fair value represents a good faith approximation of the value of a security. A security's valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund's NAV. As a result, a fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances.

                                    TAXATION

The Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years ending before 2011, certain distributions of ordinary dividends to a non-corporate shareholder of the Fund may qualify as "qualified dividend income", provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from "qualified dividend income" of the applicable Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of the Fund's net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of the Fund's shares or an exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For the Fund's taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that the Fund designates as (a) interest-related dividends, to the extent such dividends are derived from the Fund's "qualified net interest income," or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund's "qualified short-term gain." "Qualified net interest income" is the Fund's net income derived from interest and from original issue discount, subject to certain exceptions and limitations. "Qualified short-term gain" generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. The Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain Federal income tax consequences of investing in the Funds. Please see the Statement of Additional Information for a further discussion. Shareholders should consult a tax advisor for further information regarding the Federal, state, and local tax consequences of an investment in shares of the Fund.

                          DEFENSIVE DISTRIBUTION PLAN

The Fund has adopted a Defensive Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that Accessor Capital may use its management or administrative fees, in addition to its past profits or its other resources to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. Accessor Capital may pay significant amounts to intermediaries, such as banks, broker-dealers and other service providers that provide those services. The Board of Directors has currently authorized such payments for the Fund.

                         OTHER COMPENSATION TO DEALERS.

The Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive to these firms to actively promote the Fund or cooperate with the Distributor to provide marketing or service support to the Fund. For more information, please see the Statement of Additional Information.

Accessor Capital or its affiliates may make payments, out of their own assets to certain intermediaries or their affiliates (including the Distributor) based on sales or assets attributable to the intermediary, or such other criteria agreed to by Accessor Capital. The intermediaries to which payments may be made are determined by Accessor Capital. These payments may provide an incentive to these firms to actively promote the Fund or to provide marketing or service support to the Fund. Please see the Statement of Additional Information for more information.

                                 PRIVACY POLICY

Accessor Funds has adopted a policy concerning investor privacy. To review the privacy policy, contact Accessor Funds at (800) 759-3504 or see the privacy policy that accompanies this prospectus.

To avoid sending duplicate copies of materials to households, Accessor Funds will mail only one copy of each prospectus, annual and semi-annual report and annual notice of Accessor Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called household, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 20 days after the Transfer Agent receives your request to stop householding.

Shareholder Reports. Accessor Funds publishes Annual and Semi-Annual Reports, which will contain information about the Fund's recent performance and investments, including:

Management's discussion about recent market conditions, economic trends and Fund strategies that significantly affected their performance over the recent period; Fund performance data and financial statements; and Fund holdings.

PORTFOLIO HOLDINGS. The Fund will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Form N-Q can be viewed on the SEC's website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds website (www.accessor.com).
statement of additional Information ("SAI"). The SAI contains more detailed information about Accessor Funds and the Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds' Annual Report, Semi-Annual Report, SAI, and other information contact your financial intermediary or:

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
800-759-3504
206-224-7420
web site:  www.accessor.com

Securities and Exchange Commission
Washington, DC  20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only) e-mail: publicinfo@sec.gov web site:  www.sec.gov
           -----------

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC's website at http:\\www.sec.gov.

Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.

                             ACCESSOR(R)FUNDS, INC.
                          1420 FIFTH AVENUE, SUITE 3600
                                SEATTLE, WA 98101
                         (206) 224-7420 / (800) 759-3504
                                www.accessor.com
                      ACCESSOR STRATEGIC ALTERNATIVES FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                           Dated _____________________

ACCESSOR(R) FUNDS, INC. ("Accessor Funds") is a multi-managed, open-end management investment company. Accessor Funds currently consists of twelve investment portfolios (collectively, the "Underlying Funds"), and six funds of funds investment portfolios (called the "Accessor Allocation Funds" or the "Allocation Funds") each with its own investment objective and policies. This Statement of Additional Information relates to one of the Underlying Funds, the Accessor Strategic Alternatives Fund (the "Fund"). The investment portfolios are commonly known as mutual funds. The Fund is a non-diversified fund.

The Fund is offered through a separate prospectus dated _______________(the "Prospectus"). A copy of the Prospectus may be obtained free of charge by writing to or calling the address or telephone number listed above or by visiting our website at www.accessor.com. This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the appropriate Prospectuses.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                      3
INVESTMENT RESTRICTIONS, POLICIES AND RISKS                          3
MANAGEMENT OF THE FUND                                              24
CODES OF ETHICS                                                     28
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                 29
INVESTMENT ADVISORY AND OTHER SERVICES                              29
VALUATION                                                           39
FUND TRANSACTION POLICIES                                           40
TAX INFORMATION                                                     42
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                      44
FINANCIAL STATEMENTS                                                47
PROXY VOTING POLICIES AND PROCEDURES                                47
APPENDIX A - RATINGS OF DEBT INSTRUMENTS                           A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES                  B-1

GENERAL INFORMATION AND HISTORY

Accessor Funds was incorporated in Maryland on June 10, 1991. Accessor Funds is authorized to issue fifteen billion shares of common stock, $.001 par value per share, and is currently divided into 18 Funds, one of which is discussed in this SAI. The Fund offers one class of shares. The Accessor Funds' Board of Directors ("Board of Directors") may increase or decrease the number of authorized shares without the approval of shareholders. Shares of Accessor Funds, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Shares also are redeemable at the option of Accessor Funds under certain circumstances. All shares of the Fund are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Fund's shares do not have cumulative voting rights for the election of Directors. Pursuant to Accessor Funds' Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine. When you invest in the Fund, you acquire freely transferable shares of common stock that entitle you to receive annual, quarterly or monthly dividends as determined by the Fund's Board of Directors and to cast a vote for the Fund share you own at shareholder meetings.

Accessor Capital Management LP ("Accessor Capital" or the "Money Manager"), a Washington limited partnership, is the manager and administrator of the Fund, pursuant to Management Agreement with the Fund. Accessor Capital is also the Fund's transfer agent, registrar, dividend disbursing agent and provides record keeping, administrative and compliance services pursuant to its Transfer Agency and Administrative Agreement ("Transfer Agency Agreement") with Accessor Funds.

INVESTMENT RESTRICTIONS, POLICIES AND RISKS

INVESTMENT RESTRICTIONS

The Fund's investment objective is not a fundamental policy, which means that it can be changed by the Board of Directors without the vote of a majority of the outstanding voting securities of the Fund.

Fundamental Investment Restrictions

The Fund is subject to the following "fundamental" investment restrictions unless otherwise indicated. Unless otherwise noted, these restrictions apply at the time an investment is made. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction unless otherwise noted. Unless otherwise indicated the Fund may not:

1. Invest more than 25% of the value of its total assets in securities in any single industry, provided that there is no limitation on the purchase of securities issued, guaranteed or sponsored by the U.S. Government, its agencies or instrumentalities.

2. Borrow money or pledge its assets except to the extent such borrowing or pledging of assets is not prohibited by the Investment Company Act of 1940, as amended ("1940 Act") and exemptive orders granted under such Act.

* 3. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

* 4. Buy or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts (REITs), which deal in real estate or interests therein), interests in oil, gas or mineral leases, exploration or development programs, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, exploration or development programs, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

5. Underwrite the securities of other issuers, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, and exemptive orders granted under the 1940 Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended ("1933 Act"), by virtue of disposing of portfolio securities.

6. Make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under the Act.

*For purposes of these restrictions, collateral arrangements with respect to any type of swap, option, forward contracts and futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures contracts is deemed to be the issuance of a senior security.

Non-Fundamental Investment Policies and Restrictions

The following is the Fund's non-fundamental investment policies and restrictions. These policies and restrictions may be modified or eliminated without shareholder approval.

1. The Fund may effect short sales, including short sales against-the-box or in compliance with the Securities and Exchange Commission (SEC)'s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act; provided, however, that not more than 5% of the Fund's net assets (determined at the time of the short sale) may be subject to short sales.

2. Absent specific exemptive relief, the Fund may not invest in securities of other investment companies, (including open-end funds, closed-end funds, and exchange-traded funds ("ETFs")) except to the extent permitted under the 1940 Act. Under the 1940 Act, the Fund may not: (i) invest more than 10% of its total assets (taken at current value) in such securities; (ii) own securities of any one investment company that has a value in excess of 5% of the Fund's total assets (taken at current value); or (iii) own more than 3% of the outstanding voting stock of any one investment company.

3. The Fund intends to ledge, hypothecate, mortgage or otherwise encumber its assets, to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

4. The Fund does not currently intend to invest in securities, other than asset-backed securities, structured notes, or obligations of any U.S. Government agency or instrumentality, of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would then be invested in such securities.

5. The Fund does not currently intend to make investments for the purpose of exercising control of management.

6. The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund's expenses or to permit the Fund to meet redemption requests. Under normal circumstances, up to 25% of the Fund's net assets, exclusive of the assets that are segregated for purposes of meeting segregation requirements under Section 18 of the 1940 Act, may be comprised of cash or cash equivalents. The Fund may hold cash reserves in an unlimited amount or invest in short-term and money market instruments for temporary defensive purposes when its Money Manager believes that a more conservative approach is desirable.

7. The Fund may invest up to 15% of its net assets in illiquid securities; for the purposes of this restriction, repurchase agreements maturing in more than seven days will be deemed to be illiquid securities.

8. The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may provide initial and variation margin payments in connection with transactions in futures contracts and related options.

9. Consistent with applicable regulatory requirements, the Fund, pursuant to a securities lending agency agreement between the lending agent and the Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Fund's net assets, currently 33-1/3%. The Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain more detailed information about the types of investments in which the Fund and/or the underlying funds may invest, the strategies the Fund and/or the underlying funds may employ and a summary of related risks. The underlying funds include ETFs, mutual funds and closed-end funds in which the Fund invests.

Accessor Capital monitors the credit quality of the securities purchased for the Fund that are rated by a nationally recognized ratings agency and reports to the Board of Directors on a quarterly basis. The Board of Directors reviews these reports. In selecting obligations for investment by the Fund, Accessor Capital also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If an obligation held by the Fund is assigned a lower rating or ceases to be rated, Accessor Capital will promptly reassess whether that security presents credit risks and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Accessor Capital and the Board of Directors determine that to do so is not in the best interests of the Fund and its shareholders.

ASSET-BACKED SECURITIES. Asset-backed securities are offered through trusts and special purpose subsidiaries in which various types of assets, primarily home equity loans and automobile and credit card receivables, are securitized in pass-through structures, which means that they provide investors with payments consisting of both principal and interest as the loans in the underlying asset pool are paid off by the borrowers.

RISKS OF INVESTING IN ASSET-BACKED SECURITIES. The yield characteristics of asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Asset-backed securities may respond to certain factors influencing prepayments such as prepayments increasing during a period of falling interest rates and decreasing during a period of rising interest rates. Accordingly, amounts available for reinvestment by an underlying fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. At other times different factors will predominate. Asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Asset-backed securities do not usually have a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor's ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

At times the value of asset-backed securities may be particularly sensitive to changes in the general level of interest rates. Early repayment of principal on some asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When the general level of interest rates rise, the value of an asset-backed securities generally will decline; however, when interest rates are declining, the value of asset-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying assets will affect the price and volatility of an asset-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying assets increase the effective maturity of these securities, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to other idiosyncratic circumstances. Additionally, certain asset-backed securities are supported by certain guarantees that are made by U. S. Government agencies that do not enjoy the full faith and credit guarantee available from the U. S. Government directly.

BANK LOANS, LOANS BY OTHER FINANCIAL INSTITUTIONS, LOAN PARTICIPATIONS AND ASSIGNMENTS OF LOANS. The underlying funds may invest in loans made to corporate and other business entities by banks or other financial institutions (corporate loans). Such corporate loans typically pay interest rates that are re-determined periodically on the basis of a floating base lending rate such as the London Interbank Offered Rate (LIBOR) plus a premium. The underlying funds may acquire loan participations and other related direct or indirect corporate debt obligations (including assignments of corporate loans), in which the underlying funds will buy from a lender a portion of a larger loan that the lender has made to a borrower. Such loans may include term loans and, to the extent permissible for the underlying funds, revolving credit facilities, prefunded L/C term loans, delayed draw term loans and receivables purchase facilities.

LOANS NEGOTIATED BY THE AGENT BANK. Each type of corporate loan in which the underlying funds may invest typically is structured by a group of lenders. This means that the lenders participate in the negotiations with the corporate borrower and in the drafting of the terms of the corporate loan. The group of lenders often consists of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions. One or more of the lenders usually administers the corporate loan on behalf of all the lenders; this lender is referred to as the Agent Bank.

THREE WAYS TO INVEST IN CORPORATE LOANS. The underlying funds may invest in corporate loans in one of three ways. The underlying funds may: (i) make a direct investment in a corporate loan by participating as one of the lenders;
(ii) purchase a participation interest in a corporate loan; or (iii) purchase an assignment of a corporate loan. Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a corporate loan. The underlying funds may acquire participation interests from a lender or other holders of participation interests. An assignment represents a portion of a corporate loan previously attributable to a different lender. Unlike a participation interest, the underlying funds will generally become a lender for the purposes of the relevant corporate loan agreement by purchasing an assignment.

1. DIRECT INVESTMENTS IN CORPORATE LOANS. When a new issue is purchased, such an investment is typically made at par. This means that the underlying funds receives a return at the full interest rate for the corporate loan. Secondary purchases of loans may be made at par, at a premium from par or at a discount from par. When the underlying funds invest in a participation interest in, or an assignment of, a corporate loan, the underlying funds may pay a fee or forgo a portion of the interest payment. Consequently, the underlying funds' return on such an investment may be lower than it would have been if the underlying funds had made a direct investment in the underlying corporate loan. The underlying funds may be able, however, to invest in corporate loans only through participation interests or assignments at certain times when reduced direct investment opportunities in corporate loans may exist.

2. ASSIGNMENTS OF CORPORATE LOANS. If the underlying funds purchase an assignment of a corporate loan from a lender, the underlying funds will step into the shoes of the original lender and will have direct contractual rights against the corporate borrower in favor of the lenders. An assignment from a lender gives the underlying funds the right to receive payments directly from the corporate borrower and to enforce its rights as a lender directly against the corporate borrower.

3. PARTICIPATION INTERESTS IN CORPORATE LOANS. In contrast to an assignment, if the underlying funds purchase a participation interest either from a lender or a participant, the underlying funds typically will have established a direct contractual relationship with the seller of the participation interest, but not with the corporate borrower. Consequently, the underlying funds are subject to the credit risk of the lender or participant who sold the participation interest to the underlying funds, in addition to the usual credit risk of the corporate borrower. Therefore, when the underlying funds invest in corporate loans through the purchase of participation interests, the underlying funds' managers may consider the creditworthiness of the Agent Bank and any lenders and participants interposed between the underlying funds and the corporate borrower. These parties are referred to as Intermediate Participants.

Loan participations, however, may enable the underlying funds to acquire an interest in a loan from a financially strong borrower, which it could not do directly. While loan participations generally trade at par value, the underlying funds may buy participations trading at a premium and also may be permitted to buy loan participations that sell at a discount because of the borrower's credit problems or other issues associated with the credit risk of the loan. To the extent the credit problems are resolved, loan participations may appreciate in value. In the event the corporate borrower fails to pay principal and interest when due, the underlying funds may have to assert rights against the borrower through an Intermediate Participant. This may subject the underlying funds to delays, expenses and risks that are greater than those that would be involved if the underlying funds could enforce its rights directly against the corporate borrower. Moreover, under the terms of a participation interest, the underlying funds may be regarded as a creditor of the Intermediate Participant rather than of the corporate borrower. This means that the underlying funds do not have any direct contractual rights against the corporate borrower. Also, in the event of the insolvency of the lender or Intermediate Participant who sold the participation interest to the underlying funds, the underlying funds may not have any exclusive or senior claim with respect to the lender's interest in the corporate loan, or in the collateral securing the corporate loan. Consequently, the underlying funds may not benefit directly from the collateral supporting the underlying corporate loan. There is a risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank, as described below.

OBLIGATIONS TO MAKE FUTURE ADVANCES. For revolving credit facility corporate loans ("revolvers") and some types of delayed draw loans, lenders, including the underlying funds, and Intermediate Participants may have an obligation to make future advances to the corporate borrower at the demand of the borrower and may have certain other obligations pursuant to the terms of these types of corporate loans. Receivables purchase facilities may be structured as revolvers that are secured by the borrower's receivables.

DELAYED DRAW TERM LOANS. Delayed draw term loans are similar to revolvers, except that once drawn upon by the borrower during the commitment period, they remain permanently drawn and become term loans. They have characteristics of both revolvers and term loans, in that, before they are drawn upon by the borrower, they are similar to a revolver; however when they are drawn upon, they become fully and permanently drawn and are identical to term loans. These delayed draw term loans may be drawn upon by the borrower for the given commitment period for various purposes, including making acquisitions. The borrower pays a fee during the commitment period (a ticking fee). Upon funding, when a loan is drawn upon, the loan becomes permanently funded and repaid amounts may not be reborrowed.

PREFUNDED L/C TERM LOANS. A prefunded L/C term loan (prefunded L/C loan) is a facility created by the borrower in conjunction with the Agent Bank as issuers of the loan, and the prefunded L/C loan is backed by letters of credit (each letter, an "L/C"). Each participant in a prefunded L/C loan (sometimes referred to as a funded letter of credit facility) fully funds its commitment amount to the Agent Bank for the facility. The funds are held and invested by the Agent Bank and held solely to satisfy a prefunded L/C loan lender's obligation to the Agent Bank under the facility. The funds paid by the lenders are invested by the Agent Bank as deposits that pay interest, usually approximating a benchmark rate, such as LIBOR, which goes to the borrower. Generally, the borrower, via the Agent Bank, pays the lenders an interest rate, equivalent to the fully drawn spread plus the benchmark rate, usually LIBOR. The funds will be returned to an underlying fund as a lender upon termination of the prefunded L/C loan (and upon satisfaction of all obligations). Under the terms of the prefunded L/C loan agreement, a lender, such as the underlying fund, may sell and assign all or a portion of its interest in the loan to another lender so long as the other lender is eligible and agrees to the terms and conditions of the prefunded L/C loan agreement.

Whenever the borrower needs funds, it draws against the prefunded L/C loan and the Agent Bank makes payment to the borrower by withdrawing some of the amount invested as deposits. Consequently, the lenders do not have to advance any additional funds at the time the borrower draws against the prefunded L/C loan facility. The prefunded L/C loan can be structured from the standpoint of the borrower as either (i) a revolving credit facility, where the borrower can reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan, or (ii) a delayed draw term loan where the borrower may not reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan.

RISKS OF INVESTMENTS IN CORPORATE LOANS CREDITWORTHINESS. Indebtedness of companies with poor creditworthiness involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the underlying funds bear a substantial risk of losing the entire amount invested. In addition, loans may be issued in leveraged or highly leveraged transactions. This means that the borrower is assuming large amounts of debt in order to have large amounts of financial resources to attempt to achieve its business objectives; there is no guarantee, however, that the borrower will achieve its business objectives. Loans issued in leveraged or highly leveraged transactions are subject to greater credit risks than other loans, including an increased possibility that the borrower may default or go into bankruptcy and the underlying funds having more difficulty selling such investments because they are less liquid. The value of such loans is also more volatile.

NONPAYMENT OF INTEREST AND/OR PRINCIPAL. Corporate loans and other floating-rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the underlying funds, a reduction in the value of the investment and a potential decrease in the net asset value ("NAV") of the underlying funds.

INSUFFICIENT COLLATERAL. Some corporate loans may be secured by collateral, which may consist of various types of assets or interests including intangible assets, working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment, intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The value of the collateral, however, may decline following investment by the underlying funds. Also, collateral may be difficult to sell and there are other risks which may cause the collateral to be insufficient in the event of a default. Consequently, there can be no assurance that the liquidation of any collateral securing a corporate loan would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the underlying funds could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a corporate loan. Collateral securing a corporate loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. Some corporate loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the corporate loans to currently existing or future indebtedness of the corporate borrower or take other action detrimental to the holders of the corporate loans including, in certain circumstances, invalidating such corporate loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect the underlying funds' performance.

PUBLICLY AVAILABLE INFORMATION AND RATINGS. Many corporate loans in which the underling funds may invest may not be rated by a rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to corporate loans will generally be less than that available for registered or exchange listed securities. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. Corporate loans held by the underlying funds directly or as a participation interest or assignment of the loan may be assigned ratings below investment grade by a rating agency, or unrated but judged by the underlying funds' managers to be of comparable quality.

LIQUIDITY OF CORPORATE LOANS. Prefunded L/C term loans, delayed draw loans and receivables purchase facilities are somewhat newer types of loans to corporations, but generally also permit the lenders, including the underlying funds to assign and transfer their interests in such loans to other parties. Generally, a liquid market with institutional buyers exists for such interests.

However, no active trading market may exist for some corporate loans and some corporate loans may be subject to restrictions on resale. A secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the underlying fund's NAV. In addition, the underlying funds may not be able to readily dispose of its corporate loans at prices that approximate those at which the underlying funds could sell such loans if they were more widely-traded and, as a result of such illiquidity, the underlying funds may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of corporate loans, the underlying funds' yield may be lower.

RISKS BASED ON AGENT BANKS AND/OR INTERMEDIATE PARTICIPANTS. The Agent Bank is a lender that administers the corporate loan. The Agent Bank typically is responsible for collecting principal, interest and fee payments from the corporate Borrower. The Agent Bank then distributes these payments to all lenders that are parties to the corporate loan. Typically, the Agent Bank is given broad discretion in enforcing the terms of the corporate loan, and is required to use only the same care it would use in the management of its own property. The corporate borrower compensates the Agent Bank for these services. Such compensation may include special fees paid at the start of corporate loans and other fees paid on a continuing basis.

In the event that a corporate borrower becomes bankrupt or insolvent, the borrower may attempt to assert certain legal defenses as a result of improper conduct by the Agent Bank or Intermediate Participant. There is a risk that an Agent Bank may have financial difficulty. An Agent Bank could even declare bankruptcy, or have a receiver, conservator, or similar official appointed for it by a regulatory authority. If this happens, assets held by the Agent Bank under the corporate loan should remain available to holders of corporate loans, including the underlying funds. However, a regulatory authority or court may determine that assets held by the Agent Bank for the benefit of the underlying funds are subject to the claims of the Agent Bank's general or secured creditors. The underlying funds might incur costs and delays in realizing payment on a corporate loan or might suffer a loss of principal or interest. Similar risks arise in situations involving Intermediate Participants, as described above.

COMMODITIES FUTURES CONTRACTS. There are several additional risks associated with transactions in commodity futures contracts. These risks are discussed below:

o Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the underlying funds are invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the underlying funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for the underlying funds to reinvest the proceeds of a maturing contract in a new futures contract, the underlying funds might reinvest at higher or lower futures prices, or choose to pursue other investments.

o Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the underlying funds' investments to greater volatility than investments in traditional securities.

o Combined Positions. The underlying funds may purchase and write options in combination with each other. For example, the underlying funds may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORPORATE OBLIGATIONS. Corporate debt obligations include (i) corporate debt securities, including bonds, debentures, and notes; (ii) commercial paper (including variable-amount master demand notes); (iii) repurchase agreements involving investment-grade debt obligations; and (iv) convertible securities-debt obligations of corporations convertible into or exchangeable for equity securities.

DERIVATIVES. Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the underlying funds, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the underlying funds to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

INTERNATIONAL EQUITY SECURITIES. The underlying funds may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the underlying funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

INTERNATIONAL DEBT SECURITIES. The underlying funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs consistent with the their policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

Subsequent foreign currency losses may result in the underlying funds having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The underlying fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of an underlying fund's investment income may be received or realized in foreign currencies, the underlying fund would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.

Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the U.S.

EMERGING MARKET COUNTRIES. POLITICAL AND ECONOMIC FACTORS. The underlying funds may invest in emerging market countries. Investing in emerging market countries involves potential risks relating to political and economic developments abroad. Governments of many emerging countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, government actions in the future could have a significant effect on economic conditions in emerging countries, which could affect the value of securities in the underlying funds. The value of the investments made by the underlying funds will be affected by commodity prices, inflation, interest rates, taxation, social instability, and other political, economic or diplomatic developments in or affecting the emerging countries in which the underlying funds had invested. In addition, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, or other similar developments, which could affect investments in those countries.

Certain of the risks associated with investments generally are heightened for investments in emerging countries. For example, securities markets in emerging countries may be less liquid, more volatile and less subject to governmental regulation than U.S. securities markets. There may be less publicly available information about issuers in emerging countries than about domestic issuers. Emerging market country issuers are not generally subject to accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. Markets in emerging countries also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the underlying funds is uninvested and no return is earned thereon. Inability to dispose of securities due to settlement problems could result in losses to the underlying funds due to subsequent declines in value of securities or, if the underlying funds had entered into a contract to sell securities, could result in possible liability to the purchaser.

Certain emerging countries require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The underlying funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the underlying funds of any restrictions on investments.

Costs associated with transactions in securities of companies in emerging countries are generally higher than costs associated with transactions in U.S. securities. There are three basic components to such transaction costs, which include brokerage fees, market impact costs (i.e., the increase or decrease in market prices which may result when an underlying fund purchases or sells thinly traded securities), and the difference between the bid-ask spread. Each one of these components may be significantly more expensive in emerging countries than in the U.S. or other developed markets because of less competition among brokers, lower utilization of technology by exchanges and brokers, the lack of derivative instruments and less liquid markets. In addition to these transaction costs, the cost of maintaining custody of foreign securities generally exceeds custodian costs for U.S. securities.

Throughout the last decade many emerging countries have experienced and continue to experience high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

SOVEREIGN DEBT SECURITIES. Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the underlying funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica,

Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

FOREIGN CURRENCIES. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o Inflation. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o Government Control. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the underlying funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the underlying funds' assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the underlying funds' NAV as expressed in U.S. Dollars should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the underlying funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the underlying funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the underlying funds' assets also will be affected by the net investment income generated by the money market instruments in which the underlying funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Fund and the underlying funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

FORWARD COMMITMENTS. The underlying funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") consistent with the underlying funds' ability to manage its investment portfolio and meet redemption requests. The underlying funds may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

HYBRID INSTRUMENTS. The Fund and the underlying funds may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund and the underlying funds to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund and the underlying funds.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the Commodities Exchange Act under applicable rules of the Commodities Futures Trading Commission.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Income from certain hybrid instruments may not constitute qualifying income for purposes of Subchapter M. Accordingly, the Fund will monitor the income produced from such investments so that when such income is combined with the Fund's other non-qualifying income, the Fund will not have no more than 10 percent non-qualifying income.

INFLATION-INDEXED BONDS. The underlying funds may invest in U.S. Treasury inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an underlying fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%). If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U or any inflation index will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. Interest payments on such bonds may vary because the interest principal and/or interest is periodically adjusted based on the current inflation rates. If the inflation index falls, the interest payable on these securities will also fall. The U.S. Treasury guaranteed that it would pay back the par amount of such bonds where there is a drop in prices.

ILLIQUID SECURITIES. Illiquid securities are (i) securities that are subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act; (ii) securities which are otherwise not readily marketable; (iii) repurchase agreements having a maturity of longer than seven days; (iv) certain interest only ("IO")/principal only ("PO") strips; and (v) and over-the-counter ("OTC") options. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVERSE FLOATERS. The underlying funds may invest in inverse floaters. Inverse floaters are securities with a variable interest rate that varies in inverse proportion to the direction of an interest rate, or interest rate index. Inverse floaters have significantly greater risk than conventional fixed-income instruments. When interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity.

INVESTMENT COMPANIES (including ETFs and Holding Company Depository Receipts (HOLDRs)). A corporation, trust, or partnership that invests pooled shareholder dollars in securities appropriate to the organization's objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies.

EXCHANGE TRADED FUNDS (ETFs). ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. ETFs add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, a market sector such as energy or technology, or a commodity such as gold or petroleum.

ETF shareholders are subject to risks similar to those of holders of other diversified portfolios. A primary consideration is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income exchange traded fund, respectively. This is because an equity (or bond) ETF represents interest in a portfolio of stocks (or bonds). When interest rates rise, bond prices generally will decline, which will adversely affect the value of fixed income ETFs. Moreover, the overall depth and liquidity of the secondary market may also fluctuate. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic, political instability in other nations. Although ETFs are designed to provide investment results that generally correspond to the price and yield performance of their respective underlying indices, they may not be able to exactly replicate the performance of the indexes because of expenses and other factors.

Trading in leveraged ETFs is relatively illiquid which means that they may be hard to purchase or sell at a fair price. In addition, leveraged ETFs are subject to the risk of a breakdown in the futures and options markets they use. Finally, leveraged ETFs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater because if the investment loses value, not only is that money lost, but the loan still needs to be repaid.

EXCHANGE TRADED NOTES (ETNs). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

HOLDING COMPANY DEPOSITORY RECEIPTS (HOLDRs). HOLDRs are securities that represent ownership in the common stock or ADRs of specified companies in a particular industry, sector or group. Both ETFs and HOLDRs represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient. Unlike ETFs, HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; lack of management. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR doesn't change after issue, except in special cases like corporate mergers, acquisitions or other specified "Reconstitution Events". As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, HOLDRs may not provide the same targeted exposure to the industry that was initially expected.

LOWER-RATED DEBT SECURITIES. The underlying funds may invest in lower rated debt securities. Debt securities rated lower than BBB by S&P or Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the market for higher rated debt securities. These risks could adversely affect the underlying funds if they invest in these debts securities.

The widespread expansion of government, consumer and corporate debt within the economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. Because lower-rated debt securities involve issuers with weaker credit fundamentals (such as debt-to-equity ratios, interest charge coverage, earnings history and the like), an economic downturn, or increases in interest rates, could severely disrupt the market for lower-rated debt securities and adversely affect the value of outstanding debt securities and the ability of the issuers to repay principal and interest.

Lower-rated debt securities possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. The markets for and prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a debt security owned by the underlying funds defaulted, the underlying funds could incur additional expenses in seeking recovery with no guaranty of recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the underlying funds' NAV. Lower-rated debt securities also present risks based on payment expectations. For example, lower-rated debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the underlying funds would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a lower-rated debt security's value will decrease in a rising interest rate market, as will the value of the underlying funds' assets.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of lower-rated debt securities, and this may have an impact on the ability to both value accurately lower-rated debt securities and the underlying funds' assets, and to dispose of the debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated debt securities, especially in a thinly traded market.

LIQUIDITY MANAGEMENT PRACTICES. The Fund may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. Letters of Credit are limited to 20% of the Fund's net assets as determined at the end of each calendar quarter, while Lines of Credit are limited to no more than 10% of the Fund's assets as determined at the end of each calendar quarter.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. The assumption behind such a put transaction is that the securities being put are subject to an unforeseen liquidity squeeze that would cure itself over some intermediate period of time, but not in a time necessary to meet shareholder redemption requests. Once eligible securities are put under a Letter of Credit arrangement, there is no recourse to the Fund, that the bank or financial intermediary would contractually be able to attest.

In the case of a Line of Credit arrangement the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral. Typically, this arrangement is a temporary affair meant to meet redemption requests that temporarily exceed the cash equivalents available within the Fund. For example, the Fund processes redemption requests on a daily basis. As a general rule the Fund would not know the aggregate value of those redemption requests until after the close of trading on any given day. At that point it would be impossible for the Fund to sell securities for regular settlement the following day in order to meet the redemption requests that will need to be serviced on that following day. A Line of Credit arrangement would facilitate the satisfaction of these redemption requests.

MONEY MARKET INSTRUMENTS. For cash management purposes and/or if the Money Manager believes that market or economic conditions warrant a temporary defensive policy, the Fund may invest up to 50% of its net assets, exclusive of collateral that is segregated to meet the Fund's requirements under Section 18 of the 1940 Act, in obligations maturing in 13 months or less in U.S. Treasury Securities or securities issued by other agencies of the U. S. Government, its instrumentalities or sponsored enterprises ("U.S. Government Securities"). Some U.S. Government Securities such as Treasury bills, notes and bonds, as well as certain agency securities, such as the guaranteed portion of Small Business Administration 7(a) ("SBA") securities, are supported by the full faith and credit of the United States. Some agency securities are simply backed by the credit worthiness of the issuing U. S. Government agency such as Federal Farm Credit Discount Notes. Thus, no assurance can be given that the latter type of U.S. Government Securities will be supported by the U. S. Government, should the need arise.

U.S. Government Securities include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities. This includes loans made to foreign governments or their agencies or instrumentalities such as securities issued by the U.S. Agency for International Development ("USAID"). The secondary market for certain of these U.S. Government Securities is often extremely limited. Therefore, in the absence of a suitable secondary market, such U.S. Government Securities may be deemed to be illiquid. U.S. Government Securities are discussed in more detail below.

BANK AND CORPORATE OBLIGATIONS. The underlying funds and/or the Fund may invest in commercial paper, including variable amount master demand notes and commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.

The Fund may also invest in certificates of deposit issued by various depository institutions, unsecured bank promissory notes, and bankers' acceptances. A certificate of deposit is issued against deposited funds that mature at a specific future time period, and accrue at a specific or variable interest rate. Typically, these deposits are insured by the full faith and credit of the U. S. Government up to $100,000 per depositor, per bank, through a variety of federal government depository entities such as the Federal Deposit Insurance Corporation. Typically, withdrawal penalties are imposed for withdrawal prior to maturity on certificates of deposit.

Bankers' acceptances are negotiable drafts that are normally drawn by an importer or exporter to pay for specific merchandise, which then are accepted by a bank, meaning that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances, along with notes issued by banking institutions, are only as secure as the credit worthiness of the issuing or accepting depository institution.

Demand notes are obligations of issuing organizations that share the credit profile of commercial paper. The distinct difference is in the liquidity characteristics of the issuance. While commercial paper is mostly negotiable, with a robust secondary trading market for rated issuers, demand notes are issued by a corporation and liquidated on demand. There is no secondary market. Typically the issuance consists of two parts, an "A" note and a "B" note. Both carry an interest rate higher than the commercial paper issued by the same issuer, meant to compensate for the increased liquidity risk. Most often the "A"
note is for a fixed investment amount, and can only be redeemed with a fixed notice, such as six to twelve months. The "B" note can be redeemed at any time for any amount presently outstanding.

OPTIONS. The Fund and the underlying funds may purchase put and call options and write (sell) "covered" put and "covered" call options. The Fund and the underlying funds may purchase and write options on stocks and stock indices. These options may be traded on national securities exchanges or in the OTC market. Options on a stock index are similar to options on stocks except that there is no transfer of a security and settlement is in cash. The Fund and the underlying funds may also purchase and write options on currencies. Currency options may be either listed on an exchange or traded OTC. Options on currencies are similar to options on stocks except that there is no transfer of a security and settlement is in cash. The Fund and the underlying funds may purchase and write options on securities. The Fund and the underlying funds may write covered put and call options to generate additional income through the receipt of premiums, may purchase put options in an effort to protect the value of securities in their portfolios against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities they intend to purchase.

A call option is a contract whereby a purchaser pays a premium in exchange for the right to buy the security on which the option is written at a specified price during the term of the option. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash, U.S. Government securities or other liquid securities (such as readily available marketable obligations and money market instruments) with a value sufficient at all meet its potential obligations under the call option not covered as provided in (i) above. If the call is exercised, the Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

The purchaser of a put option pays a premium and receives the right to sell the underlying security at a specified price during the term of the option. The writer of a put option receives a premium and in return, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A written put option is "covered" if the Fund deposits with Accessor Funds' custodian, cash, U.S. Government securities or other liquid assets with an aggregate value, measured on a daily basis, at least equal to the exercised price of the put option.

The Fund may purchase and write covered put and covered call options that are traded on United States or foreign securities exchanges or that are listed on the Nasdaq Stock Market. Currency options may be either listed on an exchange or traded OTC. Options on financial futures and stock indices are generally settled in cash as opposed to the underlying securities.

Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are privately negotiated with the counterparty to such contract and are purchased from and sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Fund. OTC options differ from exchange-traded options in that OTC options are transacted with the counterparty directly and not through a clearing corporation (which guarantees performance). If the counterparty fails to take delivery of the securities underlying an option it has written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Consequently, the Fund must rely on the credit quality of the counterparty and there can be no assurance that a liquid secondary market will exist for any particular OTC options at any specific time. The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities subject to the 15% limitation described in "Illiquid Securities."

The Fund will not write covered put or covered call options on securities if the obligations underlying the put options and the securities underlying the call options written by the Fund exceed 25% of its net assets other than OTC options and assets used as cover for written OTC options. Furthermore, the Fund will not purchase or write put or call options on securities, stock index futures or financial futures if the aggregate premiums paid on all such options exceed 20% of the Fund's total net assets, subject to the foregoing limitations.

If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. The Fund and the underlying funds will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund and the underlying funds will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.

There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is generally required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of the relevant exchange or clearinghouse, such as The Options Clearing Corporation, an institution created to interpose itself between buyers and sellers of options in the United States. Technically, the clearinghouse assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

RISKS OF TRANSACTIONS IN OPTIONS. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Fund and the underlying funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund and the underlying funds would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Fund or the underlying funds as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. The Fund intends to purchase and sell only those options that are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions. The Fund will treat purchased OTC options and cover for written OTC options as illiquid unless the OTC option written by the Fund is sold to a dealer who agrees that the Fund may repurchase the option at a maximum price determined by a formula in the option agreement. The cover for that option will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

REAL ESTATE INVESTMENT TRUSTS (REITs). The underlying funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real-estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The underlying funds' investment in a REIT may require the underlying funds to accrue and distribute income not yet received or may result in the underlying funds making distributions that constitute a return of capital to underlying funds shareholders for federal income tax purposes. In addition, distributions by the underlying funds from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which the Fund purchases a fixed-income security, generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit, from a commercial bank, or broker or dealer, and simultaneously agrees to sell the security back to the original seller at an agreed upon price and date (normally, the next business day). The securities purchased by the Fund will have a total value in excess of the value of the repurchase agreement and will be held by State Street Bank & Trust Company, the Fund's custodian (the "Custodian"), either physically or in a book-entry system, until repurchased. Repurchase agreements will at all times be fully collateralized by U.S. Government Securities or other collateral, such as cash, in an amount at least equal to the repurchase price, including accrued interest earned on the underlying securities, and the securities held as collateral will be valued daily, and as the value of the securities declines, the Fund will require additional collateral. If the party agreeing to repurchase should default and if the value of the collateral securing the repurchase agreements declines below the repurchase price, the Fund may incur a loss. Repurchase agreements carry certain risks associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the counterparty to the repurchase agreement becomes bankrupt or otherwise fails to deliver securities. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase agreement transactions to counterparties who meet creditworthiness standards approved by the Board of Directors, which include commercial banks having at least $1 billion in total assets and broker-dealers having a net worth of at least $5 million or total assets of at least $50 million. See "Illiquid Securities."

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of borrowing and is a transaction whereby the Fund sells and simultaneously agrees to repurchase a portfolio security to a bank or a broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains the right to receive interest and principal payments. At the agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. The Fund may also enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, the Fund would forego principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

At the time the Fund enters into reverse repurchase agreements or dollar rolls, the Fund will establish or maintain a segregated account with a custodian approved by the Board of Directors, containing cash or liquid assets having an aggregate value, measured on a daily basis, at least equal in value to the repurchase price including any accrued interest. Reverse repurchase agreements and dollar rolls involve the risk that the market value of securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the counterparty to a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions.

Reverse repurchase agreements and dollar rolls are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

RIGHTS AND WARRANTS. Warrants are instruments that give the holder the right to purchase the issuer's securities at a stated price during a stated term. Rights are short-term warrants issued to shareholders in conjunction with new stock issues. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants involve a risk of loss if the market price of the underlying securities subject to the warrants never exceeds the exercise price of the warrants. See "Investment Restrictions" for a description of the Fund's abilities to invest in warrants and rights.

RULE 144A SECURITIES. The Fund and the underlying funds may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Fund in Rule 144A Securities.

Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund or the underlying funds may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund or the underlying funds. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). Accessor Capital anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority ("FINRA"). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund or underlying funds, however, could affect adversely the marketability of the Fund's or underlying funds' securities and, consequently, the Fund or the underlying funds might be unable to dispose of such securities promptly or at favorable prices. Accessor Capital will monitor the liquidity of such restricted securities under the supervision of the Board of Directors for the Fund.

Securities issued pursuant to Rule 144A are not deemed to be illiquid. Accessor Capital will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, Accessor Capital must first find that the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and that there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Furthermore, the security will be considered liquid if the following criteria are met: (a) at least two dealers make a market in the security; (ii) there are at least three sources from which a price for the security is readily available; and (iii) settlement is made in a "regular way" for the type of security at issue.

SECURITIES LENDING. Consistent with applicable regulatory requirements, the Fund, pursuant to a securities lending agency agreement between the lending agent and the Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Fund's net assets, currently 33-1/3%. Such loans must be callable at any time by the Fund and at all times be secured by cash, U.S. Government securities, irrevocable letters of credit or such other equivalent collateral that is at least equal to the market value, determined daily, of the loaned securities. The Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest. Cash collateral received by the Fund will be invested in any securities in which the Fund is authorized to invest. The advantage of such loans is that the Fund continues to receive interest and dividends on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral that will be invested in short-term obligations.

A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by and under the general supervision of the Board of Directors, as monitored by Accessor Capital and the lending agent. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would be borne by the Fund.

Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

SHORT SALES AND SHORT SALES AGAINST-THE-BOX. A short sale is a transaction in which the Fund sells a security it does not own but borrows for purposes of delivery, in anticipation of a decline in the market value of that security. Short sales against-the-box are short sales of securities that the Fund owns or has the right to obtain (equivalent in kind and amount to the securities sold short). The Fund may make such sales or maintain a short position, provided that at all times when a short position is open, the Fund sets aside in a segregated custodial account while the short sales remains outstanding an equal amount of such securities or securities convertible or exchangeable for such securities without the payment of any further consideration for the securities sold short.

SPECIAL RISKS OF HEDGING AND INCOME ENHANCEMENT STRATEGIES. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Money Manager's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include: (1) dependence on the Money Manager's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time;
(5) the possible need to raise additional initial margin; (6) in the case of futures, the need to meet daily margin in cash; and (7) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

STRUCTURED NOTES. The Fund and the underlying funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund and the underlying funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund and the underlying funds bear the risk that the issuer of the structured note will default or become bankrupt. The Fund and the underlying funds bear the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps the Fund and the underlying funds are also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund and the underlying funds may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund's and the underlying funds' principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Credit Default Swaps" for a description of additional risks associated with credit default swaps. See "Swap Agreements" for additional tax risks associated with structured notes.

SWAP AGREEMENTS. The Fund and the underlying funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. The Fund and the underlying funds may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements (but generally not credit default swaps) entered into by the Fund or the underlying funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's or the underlying funds' current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

The Fund's or the underlying funds' current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or the underlying funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Money Manager believes that the other party to the transaction is creditworthy. The Fund and the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund or the underlying funds are selling credit protection, the default of a third party issuer.

The Fund and the underlying funds may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund or the underlying funds the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund and the underlying funds will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund or the underlying funds on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund or the underlying funds on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Fund or the underlying funds receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund or the underlying funds are contractually obligated to make. If a swap counterparty defaults, the Fund's or the underlying funds' risk of loss consists of the net amount of payments that such Fund or the underlying funds are contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Money Manager believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Money Manager, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. The Internal Revenue Service (IRS) has issued a revenue ruling, which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund's ability to utilize commodity-linked derivatives as part of its investment strategy is limited to a maximum of 10 percent of its gross income. However, in subsequent rulings, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code.

CREDIT DEFAULT SWAPS. Another form of swap agreement is a credit default swap. A credit default swap enables the underlying funds to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the underlying funds selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the underlying funds purchasing the credit protection.

Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

TEMPORARY DEFENSIVE POLICIES. If, in the opinion of Accessor Capital, market or economic conditions warrant, the Fund may adopt a temporary defensive strategy.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Treasury securities that include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, the Fund, may also invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("Government Sponsored Entities" or "GSEs"). Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such Government Sponsored Entities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund may purchase U.S. Government obligations on a forward commitment basis.

Government Sponsored Entities are financing entities created by Congress to fund loans to certain groups of borrowers such as homeowners, farmers and students. GSEs are also sometimes referred to as federal agencies or federally sponsored agencies. All GSE debt is sponsored but not guaranteed by the federal government, whereas government agencies such as Government National Mortgage

Association (Ginnie Mae) are divisions of the government whose securities are backed by the full faith and credit of the United States. Some carry the same full faith and credit guarantee that is a characteristic of a U.S. Treasury Note. An example of a security with this identical full faith and credit guarantee would be a pooled interest certificate of the SBA. Other debt issuers like the Federal Land Bank or Federal Farm Credit Bank carry an implicit guarantee in that there is no explicit obligation on the part of the U.S. Government to make good on obligations of these GSEs. Secondly, some GSEs' income is exempt from state income tax for certain types of investors. For example, obligations of the Federal Land Bank are exempt from state and local taxation in many states, while issues of the Federal National Mortgage Association are not so tax exempt. Thirdly, under existing law, GSEs are exempt from registration requirements as promulgated by the SEC.

VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose terms provide for the automatic adjustment of interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as the 90-day United States Treasury bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the security's market value from the original purchase price, resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

The Fund may purchase variable rate U.S. Government Securities that have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate U.S. Government Securities on which interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid only if they are determined to be so in compliance with procedures approved by the Board of Directors.

The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a portfolio may invest in obligations that are not so rated only if its Money Manager determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Money Manager of the Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, securities may be purchased in transactions where, although the security is delivered and paid for by regular-way settlement, the delivery period established by the securities industry for that particular security results in the payment and delivery at a future date. By the time of its delivery, such a security may be valued at less than the purchase price. Although the time period for settlement may be beyond several days, the securities are delivered for settlement within the time frame that the securities industry has established for that type of security. Securities purchased for payment and delivery at a future date are subject to market fluctuation, and no interest accrues to the Fund until delivery and payment take place. At the time the Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value each day of such securities in determining its NAV. When such securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any interest in the security. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities that are segregated and/or from available cash. If the Fund sells such a security before the security has been issued (or delivered), the Money Manager will instruct the Custodian to segregate assets to cover the security to satisfy the Fund's delivery obligations. The Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

ZERO-COUPON SECURITIES. The Fund may invest in zero-coupon securities with remaining maturities of less than 1 year. A zero-coupon security has no cash-coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

                   DISCLOSURE OF THE FUND'S PORTFOLIO HOLDINGS

In accordance with rules established by the SEC, the Fund sends semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund's complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-202-551-8090). The portfolio holdings of the Fund and other information concerning portfolio characteristics may be considered material, non-public information. The Board of Directors has adopted policies with respect to the disclosure of the Fund's portfolio holdings. These policies apply to all officers, employees and agents of the Fund, including the Fund's investment adviser. Such policies and procedures regarding the disclosure of portfolio securities are designed to prevent the misuse of material, non-public information about the Fund. It is the policy of the Fund not to separately disclose to any person the current portfolio holdings of the Fund. No person who is covered by this policy may disclose the current portfolio holdings to any person, except as provided below.

Pursuant to this policy, for the legitimate business purposes stated below, the Fund's general policy of preventing selective disclosure of portfolio holdings will not apply in the following instances: (1) where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Fund; (2) where the person to whom the disclosure is made has expressly agreed in writing to maintain the disclosed information in confidence and such disclosure is made to such person in advancement of a valid business purpose of the Fund; (3) where disclosure is made to an entity whose primary business is the issuance of credit ratings, provided that the information is disclosed solely for the purpose of developing a credit rating and the entity's ratings are publicly available; or (4) as may be required by federal and/or securities laws or other regulatory bodies or entities. When portfolio holdings are disclosed for these legitimate business purposes, the Fund requires that the party receiving the information enter into a confidentiality agreement, which prohibits the disclosure of the portfolio holdings information to any other party and prohibits any trading or other misuse of such information. Prior to the disclosure of the Fund's portfolio holdings for the legitimate business purposes as set forth above, the Fund's Chief Compliance Officer ("CCO") will review such request and make a determination that it is in the best interest of the Fund to disclose such information. In the event that such disclosure of information produces a conflict of interest, then the CCO will make a determination as to whether such conflict can be resolved or whether the disclosure cannot be made as a result of such conflict of interest.

Under its policies, the Fund does not disclose its portfolio holdings in exchange for compensation.

The Fund does have on-going arrangements with certain specified persons or entities for the disclosure of the Fund's portfolio holdings. The Fund provides top ten portfolio holdings in certain marketing materials and on www.accessor.com at the end of each month. The Fund provides monthly portfolio holdings to reporting services such as Morningstar. The Fund's Money Managers are asked to review the holdings generally on a quarterly basis, although they may request more frequent information from either the custodian or fund accounting agent. Both the custodian and fund accounting agent have daily access to the portfolio holdings of the Fund. The independent registered public accounting firm receives the Fund's portfolio holdings on at least a quarterly basis. Service providers who track corporate actions and class action law suits may have access to the portfolio holdings of the Fund. The Fund does not have any on-going arrangements to provide portfolio holdings with any other persons.

As of [ ], the following entities will receive portfolio holdings information as specified:


---------------------------------- ------------------------ ------------------------ -----------------------
Firm                               Purpose                  Timing                   Lag Time*
---------------------------------- ------------------------ ------------------------ -----------------------
SEI Investments Global Funds       Fund Accounting Agent    Daily                    None
Services
Morgan Lewis                       Law Firm                 Quarterly                one month
Deloitte & Touche LLP              Public accounting firm   Quarterly                one month
State Street Bank & Trust Company  Custodian                Daily                    None
Morningstar                        Reporting Service        Monthly                  10th business day
Lipper                             Reporting Service        Monthly                  10th business day
Accessor Capital Management        Portfolio Manager        Daily                    None


*Represents the length of time between the date of the information and the date on which the information is disclosed.

The Board of Directors has authorized the Fund's CCO or its designee to authorize the release of the Fund's current portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. Whenever any person covered by these policies receives a request for information relating to the Fund's current portfolio holdings, such request must be made directly to the CCO or its designee who will make the determination whether the disclosure will be made in that instance. The Fund's CCO reports quarterly to the Board of Directors if a disclosure of the Fund's current portfolio holdings was made outside of the requirements of this Policy. The CCO or its designee will maintain and preserve in an easily accessible place a copy of this Policy, and for a period of not less than six years, any written records completed in accordance with this Policy.

The foregoing portfolio holdings disclosure policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by in a Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of "market timing" models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

                        MANAGEMENT OF THE ACCESSOR FUNDS

The Directors and Officers of Accessor Funds are listed below. All Directors and Officers listed are currently Directors and Officers of Accessor Funds and have served in that capacity continuously since originally elected or appointed.

Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

                                                                                                        NUMBER OF         OTHER
                                                                                PRINCIPAL            PORTFOLIOS        DIRECTOR-
                                                                                OCCUPATIONS          IN FUND           SHIPS HELD
                            POSITION WITH ACCESSOR                              DURING PAST          COMPLEX OVERSEEN
NAME, ADDRESS AND AGE       FUNDS                       TERM OF OFFICE          FIVE YEARS           BY DIRECTOR

INTERESTED DIRECTOR

J. Anthony Whatley,          Director, President &      All Positions Held      Director and President,     17            None
III(1,2)                     Principal Executive        Since 1991              Accessor Capital
                             Officer                                            Corporation,
                                                                                since August 2000;
                                                                                Executive Director
                                                                                Accessor Capital
                                                                                Management LP since
                                                                                April 1991. Age 63
                                                                                1420 Fifth Avenue
                                                                                Seattle, WA 98101



NONINTERESTED DIRECTORS

George G. Cobean, III        Director                   Director Since          Director, Vice President,   17    Director, Action
                                                                                Martinson Cobean &                Auto Glass of
                                                                                Associates P.S.                   Tacoma, Inc.;
                                                                                (certified public                 Director, Tigre
                                                                                accountants) since 1973           Tierra Manufactur-
                                                                                                                  ing Co.
Age 68                                                  1991
1420 Fifth Avenue
Seattle, WA 98101



Geoffrey C. Cross            Director                   Director since 1993     President, Geoffrey C.      17         None
Age 57                                                                          Cross P.S., Inc. (general
1420 Fifth Avenue Seattle,                                                      practice of law) since
WA  98101                                                                       1970



                                       29

Each Director is elected for an indefinite term, until his successor is elected.
PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

NAME, ADDRESS                 POSITION WITH             TERM OF               PRINCIPAL OCCUPATIONS
AND AGE                        ACCESSOR FUNDS           OFFICE                DURING PAST FIVE YEARS
-------                       ---------------          -------                ----------------------

Linda V. Whatley(2)           Senior Vice President     Officer Since 1991     Vice President, Accessor Capital
Age 48                         & Assistant Secretary                           Management LP since April 1991.
1420 Fifth Avenue
Seattle, WA 98101

Robert J. Harper              Senior Vice President    Officer Since 1995     Director and Treasurer, Accessor
Age 62                                                                        Capital Corporation, since August
1420 Fifth Avenue                                                             2000; Director of Sales and Client
Seattle, WA 98101                                                             Service, Accessor Capital Management
                                                                              LP since October 1993
Christine J. Stansbery        Senior Vice              Officer Since 1995     Chief Compliance Officer since
Age 54                        President, Secretary                            October 2004; Vice President,
1420 Fifth Avenue             & Chief Compliance                              Accessor Capital Corporation, since
Seattle, WA 98101             Officer                                         April 2001; Assistant Vice President -
                                                                              Compliance since January 1997,
                                                                              Regulatory Manager from March through
                                                                              December 1996, Accessor Capital
                                                                              Management LP

Darin K. Dubendorf            Vice President           Officer Since 2002     Regional Director, Accessor Capital
Age 40                                                                        Management LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101

Deborah Jean Bryan            Vice President           Officer since 2003     Director of Operations and
Age 39                        AML OFFICER                                     Information Technology since June
1420 Fifth Avenue                                                             2003, Director of Operations since
Seattle, WA 98101                                                             November 1998, Accessor Capital
                                                                              Management since July 1997.

                                       30

Justin Hudson Roberge         Assistant Treasurer      Officer since 2004     Investment Analyst since January 2007,
                                                                              Accessor Capital Management; Jr.
                                                                              Investment Analyst, Accessor
Age 30                        and Vice President                              Capital Management, since June
1420 Fifth Avenue                                                             2004; Operations Associate,
Seattle, WA 98101                                                             Accessor Capital Management, since
                                                                              April 2002; Registered Representative,
                                                                              Diversified Financial Concepts, since
                                                                              September 2001; Operations Associate,
                                                                              Harris Investor Line, since March 2000;

Daniel Yeung                 Vice President            Officer since 2007     Sr. Investment Officer, Accessor Capital Management
Age __                                                                        since December 2006; institutional investment
1420 Fifth Avenue                                                             consultant, Morningstar Associates, December 2002
Seattle, WA  98101                                                            to December 2006.

VonDell Bennion              Vice President            Officer since 2007     Chief Financial Officer, Accessor Capital
Age __                                                                        Management since _______; Treasurer, Accessor
1420 Fifth Avenue                                                             Capital Corporation since September 2008, Vice
Seattle, WA  98101                                                            President, Accessor Capital Corporation since
                                                                              April 2001

Nathan Rowader               Vice President            Officer since 2007     Investment Officer, Accessor Capital Management
Age __                                                                        since February 2007; Risk Management Analyst,
1420 Fifth Avenue                                                             Oppenheimer Funds 2005 to 2007 and Fund Analyst
Seattle, WA  98101                                                            Oppenheimer Funds 2004 to 2005; Financial Consultant
                                                                              Linsco Private Ledger 2003 to 2004.
----------------------------------------------------------------------------------------------------------------------------

(1) J. Anthony Whatley, III is an interested director of Accessor Funds due to his employment by and/or indirect interest in Accessor Capital.
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.

ROLE OF THE BOARD OF DIRECTORS

The Directors of Accessor Funds are responsible for the overall management and supervision of Accessor Funds' affairs and for protecting the interests of the shareholders. The Directors meet periodically throughout the year to oversee Accessor Funds' activities, review contractual arrangements with service providers for Accessor Funds and review Accessor Funds' performance.

AUDIT COMMITTEE. The Board of Directors of Accessor Funds has created an Audit Committee comprised solely of the Directors who are not "interested persons" of Accessor Funds as that term is defined under the 1940 Act ("Noninterested Directors"). The Audit Committee considers matters relating to the scope and results of each Fund's audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board. The Audit Committee also makes recommendations to the full Board regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls of Accessor Funds and certain service providers. The Audit Committee currently consists of Mr. Cobean and Mr. Cross. The Audit Committee meets at least once during each fiscal year of the Funds, and generally meets quarterly prior to the regular Board of Directors meeting. The Audit Committee met four times during the fiscal year ended December 31, 2006. In addition, representatives from the Fund's independent accountant frequently attend the quarterly Board meetings and thus are available to consult with the Board, including the Audit Committee separately when appropriate.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Director in the Fund and in all Accessor Funds overseen by the Director as of December 31, 2006.

                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                                          SECURITIES OWNED IN ALL
                                                                          REGISTERED ACCESSOR FUNDS
NAME OF DIRECTOR                      DOLLAR RANGE OWNED OF FUND          OVERSEEN BY DIRECTOR
-----------------                     --------------------------          --------------------

INTERESTED DIRECTOR
J. Anthony Whatley III                Aggressive Growth Allocation Fund   $50,001 - $100,000
                                       $10,001 - $50,000
                                       Income & Growth Allocation Fund
                                       $10,001 - $50,000
                                       Income Allocation Fund
                                       $10,001 - $50,000

NONINTERESTED DIRECTORS

George G. Cobean III                  International Equity Fund           $10,001 - $50,001
                                       $10,001 - $50,000

Geoffrey C. Cross                     Small to Mid Cap Fund               Over $100,000
                                      $50,001 - $100,000
                                      International Equity Fund
                                      $50,001 - $100,000


DIRECTOR CONFLICTS OF INTEREST

DIRECTOR POSITIONS. As of December 31, 2006, no Noninterested Director (or any of their immediate family members) owned beneficially or of record any class of securities of Accessor Capital, the Distributor, a Money Manager or any person controlling, controlled by or under common control with Accessor Capital, the Distributor or a Money Manager.

DIRECTOR INTERESTS. During the two years ended December 31, 2006, no Noninterested Director (or their immediate family members) had any direct or indirect interest in Accessor Capital, the Distributor, a Money Manager or any person controlling, controlled by or under common control with Accessor Capital, the Distributor or a Money Manager.

COMPENSATION TABLE

The Board met five times during the fiscal year ended December 31, 2006. The following table shows the compensation paid by the Accessor Funds to the Directors during that year:

                                                                                                  TOTAL
                                                                                              COMPENSATION
                                                           PENSION OR                             FROM
                                      AGGREGATE       RETIREMENT BENEFITS      ESTIMATED        ACCESSOR
                                  COMPENSATION FROM    ACCRUED AS PART OF   ANNUAL BENEFITS    FUNDS PAID
             NAME                  ACCESSOR FUNDS      THE FUNDS EXPENSES   UPON RETIREMENT   TO DIRECTORS


INTERESTED DIRECTOR

J. Anthony Whatley III          None                  None                  None               None

NONINTERESTED DIRECTORS

George G. Cobean III             $21,000              None                  None               $21,000

Geoffrey C. Cross                $21,000              None                  None               $21,000


Noninterested Directors of Accessor Funds were paid fees of $3,000 per meeting plus out-of-pocket costs associated with attending Board meetings until August 2006. Beginning with the August 2006 board meeting, the Directors were paid fees of $5,000 per meeting plus out-of-pocket costs associated with attending Board meetings. Directors employed by Accessor Capital have agreed that, if their employment with Accessor Capital is terminated for any reason, and a majority of the remaining Directors of Accessor Funds so request, they will be deemed to have resigned from the Board of Directors at the same time their employment with Accessor Capital terminates. Accessor Fund's officers and employees are paid by Accessor Capital and receive no compensation from Accessor Funds, except that the Board of Directors has determined that Accessor Funds' shall reimburse Accessor Capital for a portion of the compensation paid to the Accessor Funds' CCO.

CODES OF ETHICS

Accessor Funds, Accessor Capital, and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act that establishes standards by which certain covered persons of the respective entities must abide relating to personal securities trading conduct. Under the Codes of Ethics, covered persons (who include, among others, directors and officers of Accessor Funds and employees of Accessor Funds, Accessor Capital, the Money Manager and the Distributor), are generally prohibited from engaging in personal securities transactions with certain exceptions as set forth in the Code of Ethics. The Codes of Ethics also contains provisions relating to the reporting of any personal securities transactions, and requires that covered persons shall place the interests of shareholders of Accessor Funds before their own. Each Code of Ethics is on public file with, and is available from, the SEC.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of ___________________, no persons were the owners, of record or beneficially, of 5% or more of the shares of the Fund as set forth below. Persons beneficially owning more than 25% of the voting securities of the Fund are deemed to be a "control person" of the Fund.

As of __________________, none of the Directors and officers of Accessor Funds, as a group, beneficially owned more than 1% of the shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

SERVICE PROVIDERS

The Fund's day-to-day operations are performed by separate business organizations under contract to Accessor Funds. The principal service providers are:


Manager, Transfer Agent,                             Accessor Capital Management LP
Registrar and Dividend Disbursing Agent

Custodian                                            State Street Bank & Trust Company

Administrator and                                    SEI Investments Global
Fund Accounting Agent                                Funds Services

Distributor                                          SEI Investments Distribution Company

Legal Counsel                                        Morgan, Lewis & Bockius LLP

Independent Registered Public
Accounting Firm                                      Deloitte & Touche LLP


MANAGER, TRANSFER AGENT, RESISTRAR AND DIVIDEND DISBURSING AGENT

Accessor Capital is the manager of the Fund, pursuant to a management agreement with the Accessor Funds on behalf of each series of the Accessor Funds, including the Fund (the "Management Agreement"). Accessor Capital provides or oversees the provision of all general management, administration, investment advisory and portfolio management services for the Fund. Under the Management Agreement, Accessor Capital provides the Fund with office space and equipment, and the personnel necessary to operate and administer the Fund's business and to supervise the provision of services by third parties such as the Money Manager, State Street Bank & Trust Company that serves as the Custodian, SEI Investments Global Funds Services that serves as the Administrator and Fund Accounting Agent, and SEI Investments Distribution Company that serves as Distributor. Accessor Capital also develops the investment program for the Fund, monitors the investment programs and results, and exercises investment discretion over the Fund and its assets. Accessor Capital currently invests all the assets of the U.S. Government Money Fund, the Fund and the Accessor Allocation Funds. Accessor Capital also acts as the Transfer Agent, Registrar and Dividend Disbursing Agent for Accessor Funds and provides certain administrative and compliance services to Accessor Funds.

Under the Management Agreement, Accessor Capital has agreed not to withdraw from Accessor Funds the use of Accessor Funds' name. In addition, Accessor Capital may not grant the use of a name similar to that of Accessor Funds to another investment company or business enterprise without, among other things, first obtaining the approval of Accessor Funds' shareholders.

The Management Agreement was approved initially by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement, on June 17, 1992, by the shareholders of the Growth Fund, Value Fund (formerly referred to as Value and Income Portfolio), Small to Mid Cap Fund (formerly referred to as the Small Cap Portfolio) and International Equity Fund on June 17, 1992, by the shareholders of the Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund and U.S. Government Money Fund on August 3, 1992, and by the sole shareholder of the High Yield Bond Fund on May 1, 2000. The Management Agreement has been renewed by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement each year. The Management Agreement was most recently approved by the Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement, on December 20, 2006, and with respect to the Accessor Strategic Alternatives Fund on October 8, 2007.

A discussion of the Board's considerations in approving the Management Agreement is included in the Accessor Funds' Annual Report to shareholders for the fiscal year ended December 31, 2006.

ACCESSOR CAPITAL'S FEES. The Fund pays Accessor Capital as manager of the Fund, pursuant to the Management Agreement, a fee equal on an annual basis to 0.70% of the Fund's average daily net assets.

Accessor Capital may, from time to time, find it in the appropriate to waive all or part of its management fee, if it deems it to be in the best interest of the Fund and its shareholders.

As an investment manager of the Fund, Accessor Capital develops the investment programs for the Fund. In addition, Accessor Capital may effect brokerage transactions for the Fund. See "Fund Transaction Policies--Brokerage Allocations."

The Fund has not opened for investment operations and therefore Accessor Capital has received no fees under its Management Agreement with the Fund as of the date of this SAI.

OTHER ACCESSOR CAPITAL SERVICES. Accessor Capital provides transfer agent, registrar and dividend disbursing agent services to the Fund pursuant to a Transfer Agency Agreement between Accessor Capital and the Fund. Sub-transfer agent and compliance services are provided to the Fund under the Transfer Agency Agreement. Accessor Capital also provides certain administrative and recordkeeping services under the Transfer Agency Agreement. For providing these services, Accessor Capital receives (i) a fee equal to 0.14% of the average daily net assets of the Fund, and (ii) a transaction fee of $0.50 per transaction. Accessor Capital is also reimbursed by Accessor Funds for certain out-of-pocket expenses including postage, taxes, wire transfer fees, stationery and telephone expenses. The Fund has not opened for investment operations and therefore Accessor Capital has received no fees under the Transfer Agency Agreement with the Fund as of the date of this SAI.

In certain instances, other intermediaries may perform some or all of the transaction processing, recordkeeping or shareholder services that would otherwise be provided by Accessor Capital. Accessor Capital or its affiliates may make payments out of their own assets, to intermediaries, including those that sell shares of the Fund, for transaction processing, recordkeeping or shareholder services.

For example, shares in the Fund's may be owed by certain intermediaries for the benefit of their customers. Because Accessor Capital often does not maintain Fund accounts for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries. In addition, retirement plans may hold Fund shares in the name of the plan, rather than the name of the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Fund may, at the discretion of a retirement plan's named fiduciary or administrator, be paid for provided services that would otherwise have been performed by Accessor Capital or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments may also be made to offset charges for certain services such as plan participant communications, provided by Accessor Capital or an affiliate or by an unaffiliated third party.

The general and managing partner of Accessor Capital is Accessor Capital Corporation, which is a Washington corporation owned predominantly by J. Anthony Whatley III and the key management personnel of Accessor Capital. Zions Investment Management, Inc., a wholly-owned subsidiary of Zion's First National Bank, N.A., is the sole limited partner of Accessor Capital. The officers and directors of Accessor Capital Corporation who are also officers and/or directors of Accessor Funds, Inc. are: J. Anthony Whatley III, Robert J. Harper, Christine
J. Stansbery and VonDell Bennion. The mailing address of Accessor Capital is 1420 Fifth Avenue, Suite 3600, Seattle, Washington 98101.

CUSTODIAN

State Street Bank & Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, ("State Street") a banking company organized under the laws of the State of Massachusetts, is the Fund's Custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be bought or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. State Street is paid by the Fund an annual fee and also is reimbursed by the Fund for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone. State Street also acts as Custodian for investors of the Fund with respect to the individual retirement accounts ("IRA Accounts").

ADMINISTRATOR AND FUND ACCOUNTING AGENT

SEI Investments Global Funds Services (SEIGFS), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEIGFS. SEI and its subsidiaries and affiliates, including SEIGFS, are providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. SEIGFS and its affiliates also serve as administrator or sub-administrator to other mutual funds and is paid by the Fund an annual fee plus specified transactions costs for these services, and is reimbursed by the Fund for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone. The services include:

DISTRIBUTOR

SEI Investments Distribution Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456 ("Distributor") serves as distributor for the Fund, pursuant to an agreement with Accessor Funds (the "Distribution Agreement"). The Distributor is an affiliate of SEIGFS, the Administrator and Fund Accounting Agent for the Fund. Under the Distribution Agreement, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

The Distributor is compensated under the Distribution Agreement.

The Distribution Agreement for the Fund may be terminated at any time upon 60 days' written notice without payment of any penalty by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement will automatically terminate in the event of its assignment.

The Distribution Agreement will continue in effect until two years from its effective date, and shall automatically continue for successive one year periods, provided that such continuance is specifically approved (i) by a vote of the Board of Directors or (ii) by a vote of a majority of the outstanding securities of the Fund; provided that, in any event, such continuance shall be approved by the vote of a majority of the non-Interested Directors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

Deloitte & Touche LLP serves as the Fund's independent registered public accounting firm and in that capacity audits the Fund's annual financial statements. Morgan, Lewis & Bokius 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as the Fund's outside legal counsel.

FUND EXPENSES

The Fund pays all of its expenses other than those expressly assumed by Accessor Capital. The Fund's expenses include: (a) expenses of all audits and other services by independent public accountants; (b) expenses of the transfer agent, registrar and dividend disbursing agent; (c) expenses of the Custodian, administrator and Fund Accounting agent; (d) expenses of obtaining quotations for calculating the value of the Fund's assets; (e) expenses of obtaining Fund activity reports and analyses for the Fund; (f) expenses of maintaining the Fund's tax records; (g) salaries and other compensation of any of the Fund's executive officers and employees, if any, who are not officers, directors, shareholders or employees of Accessor Capital or any of its partners; (h) taxes levied against the Fund; (i) brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Fund; (j) costs, including the interest expense, of borrowing money; (k) costs and/or fees incident to meetings of the Fund, the preparation and mailings of prospectuses and reports of the Fund to their shareholders, the filing of reports with regulatory bodies, the maintenance of Accessor Funds' existence, and the registration of shares with federal and state securities authorities; (l) legal fees, including the legal fees related to the registration and continued qualification of the Fund' shares for sale; (m) costs of printing stock certificates representing shares of the Fund; (n) Directors' fees and expenses of Directors who are not officers, employees or shareholders of Accessor Capital or any of its partners; (o) the fidelity bond required by Section 17(g) of the 1940 Act, and other insurance premiums; (p) association membership dues; (q) organizational expenses; and (r) extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of Accessor Funds to indemnify its Directors, officers, employees and agents with respect thereto. The Fund is also responsible for paying a management fee to Accessor Capital. Additionally, the Fund pays a Management Fee to the Money Manager, as described above. Certain expenses attributable to the Fund are charged to the Fund, and other expenses are allocated among all of the Accessor Funds affected based upon their relative net assets.

The Fund has not adopted a Distribution and Service Plan or Administrative Services Plan for the Shares of the Fund. Shares of the Fund shall be offered at NAV with no distribution, administrative or shareholder service fees paid by the Fund. Shares are offered directly from the Fund and may be offered through Service Organizations that may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or account fees. Accessor Funds, on behalf of the Fund, pays no compensation to Service Organizations and receives none of the fees or transaction charges. The Fund has adopted a Defensive Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, approved on __________ by the shareholders. Under the Defensive Distribution Plan, if the payment of management fees or administration fees by the Fund to Accessor Capital is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Accessor Capital may use its past profits or its other resources, including management fees paid to Accessor Capital by the Fund, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund Shares and/or shareholder support services or pay significant amounts to intermediaries. Accessor Capital may enter into separate arrangements with some Service Organizations to provide administrative, accounting and/or other services with respect to Shares of the Fund and for which Accessor Capital will compensate the Service Organizations from its revenue.

ADDITIONAL PAYMENTS TO INTERMEDIARIES

Although, neither the Fund nor its Money Manager has participated (nor intends to do so in the future) in such payments, Accessor Capital, or its affiliates may make additional payments, out of their own assets to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by Accessor Capital in connection with the sale or distribution of the other Accessor Funds. The intermediaries to which payments may be made are determined by Accessor Capital. Additional payments to intermediaries, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend the Fund or a share class over others offered by competing fund families. Accessor Capital and its affiliates have made no such payments with respect to the Fund and do not anticipate such payments will be made during fiscal year 2007.

VALUATION

The NAV per share of the Fund is calculated at the close of regular trading on each business day on which shares are offered or orders to redeem may be tendered. A business day is one on which the New York Stock Exchange, Fifth Third and Accessor Capital are open for business. Non-business days for 2008 will be New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The public offering price of the Fund Shares is their NAV.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Prices are generally obtained using market quotations as provided by a pricing service. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price on the primary exchange on which the security is traded. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix that incorporates both dealer-supplied valuations and electronic data processing techniques. Short-term debt securities maturing in 60 days or less are valued using amortized cost, which approximates market value.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. A discussion regarding the circumstances under which the Fund will use fair value pricing and the effects of using fair value pricing is included in the Fund's prospectus. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value.

FUND TRANSACTION POLICIES

Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to its Money Manager.

If the Fund changes Money Manager, it may result in a significant number of portfolio sales and purchases as the new Money Manager restructures the former Money Manager's portfolio.

FUND TURNOVER RATE. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities are excluded.

The Fund has no restrictions on portfolio turnover. The Fund will purchase or sell securities to accommodate purchases and sales of the Fund's shares. A high turnover rate may increase transaction costs and result in higher capital gain distributions by the fund. Trading may result in realization of net short-term capital gains that would not otherwise be realized. Shareholders are taxed on such gains when distributed from the Fund at ordinary income tax rates. See "Tax Information."

PORTFOLIO TURNOVER. While it is not the policy of the Fund to purchase securities with a view to short-term profits, the Fund will dispose of securities without regard to the time they have been held if such action seems advisable. The portfolio turnover rate of the Fund may exceed 100%.

BROKERAGE ALLOCATIONS. The following is a description of the policy of the Fund with respect to brokerage allocation and brokerage commissions. Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions; on non-United States exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes a "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Money Manager. The Management Agreement provides, in substance and subject to specific directions from the Board of Directors and officers of Accessor Capital, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best net price and execution for the Fund. Securities will ordinarily be purchased from the markets where they are primarily traded, and the Money Manager will consider all factors it deems relevant in assessing the best net price and execution for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the Management Agreement authorize Accessor Capital to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in selecting brokers to execute a particular transaction and in evaluating the best net price and execution, provided to the Fund. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, monetary and fiscal policy, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Accessor Capital may select a broker or dealer (including affiliates of the Distributor) that has provided research products or services of economic benefit to Accessor Funds. In certain instances, Accessor Capital may receive from brokers or dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Accessor Capital will make a good faith effort to determine the relative proportions of such products or services that may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Accessor Capital through brokerage commissions generated by transactions of the Fund, while the portions of the costs attributable to non-research usage of such products or services is paid by Accessor Capital in cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of Accessor Capital allocation of the costs of such benefits and services between those that primarily benefit Accessor Capital and those that primarily benefit Accessor Funds.

As a general matter, the Fund does not intend to pay commissions to brokers who provide such brokerage and research services for executing a portfolio transaction, which are in excess of the amount of commissions another broker would charge for effecting the same transaction. Nevertheless, occasional transactions may fall under these circumstances. Accessor Capital must determine in good faith that the commission was reasonable in relation to the value of the brokerage and research services provided in terms of that particular transaction or in terms of all the accounts over which Accessor Capital exercises investment discretion.

In addition, if requested by Accessor Funds, Accessor Capital, when exercising investment discretion may enter into transactions giving rise to brokerage commissions with brokers who provide brokerage, research or other services to Accessor Funds or Accessor Capital so long as Accessor Capital believes in good faith that the broker can be expected to obtain the best price on a particular transaction and Accessor Funds determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to Accessor Funds, or to Accessor Capital for the benefit of Accessor Funds for which it exercises investment discretion, notwithstanding that another account may be a beneficiary of such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction. Subject to the "best execution" obligation described above, Accessor Capital may also, if requested by the Fund, direct all or a portion of the Fund's transactions to brokers who pay a portion of the Fund's expenses.

Accessor Capital does not expect the Fund ordinarily to effect a significant portion of the Fund's total brokerage business with brokers affiliated with the Distributor, Accessor Capital. However, the Money Manager may effect portfolio transactions for the Fund assigned to the Money Manager with a broker affiliated with the Money Manager, subject to the above considerations regarding obtaining the best net price and execution. Any transactions will comply with Rule 17e-1 under the 1940 Act. As of the date of this SAI, the Fund had not commenced operations.

BROKERAGE COMMISSIONS. The Board of Directors will review, at least annually, the allocation of orders among brokers and the commissions paid by the Fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund. Certain services received by the Money Manager attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the Money Manager, or the Fund other than that for which the particular portfolio transaction was effected. The fees of the Money Manager are not reduced by reason of their receipt of such brokerage and research services.

The Fund will pay brokerage commissions.

TAX INFORMATION

The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Fund or its shareholders and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

TAXATION OF THE FUND -- GENERAL

The Fund, which is treated as a separate entity for federal income tax purposes, has elected to be, and intends to remain qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. That treatment generally relieves the Fund, but not its shareholders, from paying federal income tax on amounts distributed to shareholders.

To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For the Fund, these requirements include the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from an interest in a "qualified publicly traded partnership" as defined in the Code ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer, in two or more issuers that the Fund controls and that are engaged in similar trades or businesses, or in the securities of one or more "qualified publicly traded partnerships."

If the Fund fails to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund's earnings and profits. Under these circumstances, corporate shareholders may be eligible for the "dividends received deduction" in respect of those dividends, and non-corporate shareholders may be subject to federal income taxation at reduced rates to the extent those dividends constitute "qualified dividend income". In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year the sum of at least 98% of its ordinary income for that year and at least 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the dividends are paid during the following January. The Fund intends to make sufficient distributions to avoid the Excise Tax.

OPTIONS, FUTURES AND FORWARD CONTRACTS, AND SWAP AGREEMENTS

Some of the options, futures contracts, forward contracts, and swap agreements used by the Fund may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the Excise Tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund, may result in "straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund that is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code that are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions. Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a RIC might be affected. The Fund intends to monitor developments in this area.

Certain requirements that must be met under the Code in order for the Fund to qualify as a RIC, including the qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements. In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Fund for federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in the Fund's recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of the Fund's distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future Treasury Regulations and/or guidance issued by the IRS that could affect the character and/or amount of the Fund's taxable income or gains.

SHORT SALES

The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Short sales also may be subject to the "Constructive Sales" rules, discussed below.

CONSTRUCTIVE SALES

Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax from all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The withholding percentage is currently 28% until 2011 when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

TAXATION OF U.S. SHAREHOLDERS

Shareholders of the Fund normally will have to pay federal income taxes on the dividends and other distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are paid in cash or reinvested in additional shares. Distributions of ordinary dividends to the Fund's noncorporate shareholders may be treated as "qualified dividend income," which is taxed at reduced rates, to the extent such distributions are derived from, and designated by the Fund as, "qualified dividend income." If more than 95% of the Fund's gross income, calculated without taking into account long-term capital gains, represents "qualified dividend income", the Fund may designate, and the Fund's noncorporate shareholders may then treat, all of those distributions as "qualified dividend income." "Qualified dividend income" generally is income derived from dividends from U.S. corporations or from "qualified foreign corporations" which are corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S. tax treaties. Distributions from a foreign corporation that is not a "qualified foreign corporation" may nevertheless be treated as "qualified dividend income" if the applicable stock is readily tradable on an established U.S. securities market. "Passive foreign investment companies" are not "qualified foreign corporations." Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares.

If Fund shares are sold or exchanged at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain included in income with respect to the shares (whether distributed or not). Any loss realized by a shareholder on a sale (redemption) or exchange of shares of the Fund will be disallowed to the extent the shareholder purchases other shares of the Fund within 30 days before or after the disposition.

A portion of the dividends from the Fund's investment company taxable income, whether paid in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate ordinary income dividends the Fund receives from domestic corporations; capital gain distributions thus are not eligible for the deduction. Dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject to the federal alternative minimum tax and certain basis adjustments. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction.

Any distribution paid shortly after a purchase of Fund shares by an investor will reduce the NAV of those shares by the distribution amount. While such a distribution is in effect a return of capital, it is nevertheless subject to federal income tax. Therefore, prior to purchasing shares of the Fund, an investor should carefully consider the impact of distributions that are expected to be or have been announced.

The Fund may invest in Eurodollar CDs issued by U.S. branches of foreign banks that are FDIC insured.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) at least 50% of the average fair market value of its assets consists of assets that produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. As a result, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. In most instances it will be very difficult, if not impossible, to make a QEF election because of certain requirements thereof, and the Fund does not expect to make such an election.

The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. This election may cause the applicable Fund to recognize income prior to the receipt of cash payments with respect to that stock. In order to distribute this income and avoid a tax on the applicable Fund, the applicable Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to where the Fund that did not invest in PFIC shares.

FOREIGN SECURITIES AND TRANSACTIONS

Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and
(3) that are attributable to exchange rate fluctuations between the time the Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities generally are treated as ordinary income or ordinary loss. These gains, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

FOREIGN SHAREHOLDERS

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

INCOME NOT EFFECTIVELY CONNECTED

If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder), which tax is generally withheld from such distributions. Distributions that are designated by the Fund as "interest-related dividends" or "short-term capital gain dividends" are exempt from the 30% withholding rate. Interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person and satisfy certain other requirements. The exemption for interest-related dividends and short-term capital gains applies to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, unless Congress extends such date.

Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding" above.

INCOME EFFECTIVELY CONNECTED

If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

STATE AND LOCAL TAXES

Depending on the extent of the Fund's activities in states and localities in which it office is maintained, in which its agents are located or in which it is otherwise deemed to be conducting business, it may be subject to the tax laws of those states or localities. Furthermore, the state and local income tax treatment of the Fund and its shareholders with respect to distributions by the Fund may differ from the federal income tax treatment thereof. Distributions to shareholders may be subject to other state and local taxes. Distributions derived from interest on U.S. Government securities (but not distributions of gain from the sale of such securities) may be exempt from state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders. Prospective investors are advised to consult with their own tax advisors regarding the state and local income and other tax treatment of an investment in the Fund.

Prospective investors are advised to consult with their own tax advisors regarding the state and local income and other tax treatment of an investment in the Fund.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Fund is currently making a continuous offering of its shares. The Fund receives the entire NAV of shares sold. The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed. Shares of the Fund may be purchased directly from the Fund with no sales charge or commission.

Intermediaries may be required to register as a dealer pursuant to certain states' securities laws and may charge the investor a reasonable service fee, no part of which will be paid to the Fund. Shares of the Fund will be sold at the NAV next determined after an order is received and accepted, provided that payment has been received by 12:00 p.m. Eastern Time on the following business day. NAV is determined as set forth above under "Valuation." In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the NAV determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the NYSE. If the dealer receives the order after the close of trading the NYSE, the price will be based on the NAV next determined. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price based on the NAV next determined after receipt. All purchases must be made in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Orders are accepted on each business day. Neither the Fund nor the Transfer Agent will be responsible for delays of wired proceeds due to heavy wire traffic over the Federal Reserve System. Orders to purchase Fund shares must be received by Accessor Capital prior to close of the New York Stock Exchange, normally 4:00 p.m. Eastern time, on the day shares of the Fund is offered and orders accepted, or the orders will not be accepted and invested in the Fund until the next day on which shares of that Fund are offered. Payment must be received by 12:00 p.m. Eastern time on the next business day. Shares may be bought or sold through financial intermediaries who are authorized to receive purchase and redemption orders on behalf of the Fund. These financial intermediaries are authorized to designate their agents and affiliates to receive these orders, and the Fund will be deemed to have received a purchase or redemption order when the order is received by the financial intermediary provided the financial intermediary provides the information to the Transfer Agent within the time limits established. The order will be priced at the NAV next computed after the order is received.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserve the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Accessor Capital's opinion, they would disrupt management of the Fund. The Fund also reserves the right to refuse exchange purchases by any person or group if, in Accessor Capital's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Shares may be redeemed on any business day at the NAV next determined after the receipt by the Distributor or the transfer agent of a redemption request in good order. Payment will ordinarily be made within seven days and will be wire-transferred by automatic clearinghouse funds or other bank wire to the account designated for the shareholder at a domestic commercial bank that is a member of the Federal Reserve System. If requested in writing, payment will be made by check to the account owners of record at the address of record.

The Fund may accept certain types of securities in lieu of wired funds as consideration for Fund shares. Under no circumstances will the Fund accept any securities in consideration of the Fund's shares the holding or acquisition of which would conflict with the Fund's investment objective, policies and restrictions or which Accessor Capital or the applicable Money Manager believes should not be included in the applicable Fund's portfolio on an indefinite basis. Securities will not be accepted in exchange for Fund shares if the securities are not liquid or are restricted as to transfer either by law or liquidity of market; or have a value which is not readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or the Nasdaq Stock Market. Securities accepted in consideration for the Fund's shares will be valued in the same manner as the Fund's portfolio securities in connection with its determination of NAV. A transfer of securities to the Fund in consideration for Fund shares will be treated as a sale or exchange of such securities for federal income tax purposes. A shareholder will recognize gain or loss on the transfer in an amount equal to the difference between the value of the securities and the shareholder's tax basis in such securities. Shareholders who transfer securities in consideration for the Fund's shares should consult their tax advisers as to the federal, state and local tax consequences of such transfers.

TELEPHONE TRANSACTIONS. A shareholder of Accessor Funds with an aggregate account balance of $1 million or more may request purchases, redemptions or exchanges of shares of the Fund by telephone at the appropriate toll free number provided in this Prospectus. It may be difficult to implement redemptions or exchanges by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Accessor Funds employs reasonable procedures specified by the Board of Directors to confirm that such instructions are genuine. Telephone transaction procedures include the following measures: requiring the appropriate telephone transaction election be made on the telephone transaction authorization form sent to shareholders upon request; requiring the caller to provide the names of the account owners, the account owner's social security number or tax identification number and name of Fund, all of which must match Accessor Funds' records; requiring that a service representative of the Distributor or Accessor Capital, acting as Transfer Agent, complete a telephone transaction form listing all of the above caller identification information; requiring that redemption proceeds be sent by wire only to the owners of record at the bank account of record or by check to the address of record; sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if Accessor Funds elects to record shareholder telephone transactions.

For accounts held of record by a broker-dealer, trustee, custodian or an attorney-in-fact (under a power of attorney), additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Accessor Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Accessor Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither Accessor Funds, the Fund, the Distributor nor Accessor Capital will be responsible for authenticity of redemption or exchange instructions received by telephone.

MARKET TIMING POLICY. The Fund is intended for long term investment purposes. The Fund will take steps to deter frequent purchases and redemptions in Fund shares ("market timing activities"). "Market Timing" typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in Fund pricing. Such transactions include trades that occur when the Fund's NAV does not fully reflect the value of the fund's holdings -- for example, when the Fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. Such short-term trading activity has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other Funds in the Accessor Family of Funds. The Fund will take reasonable steps to discourage short-term trading and the Board of Directors has adopted the following policies and procedures with respect to preventing market timing of the Fund by shareholders.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a market timer or excessive trader by the Fund or Accessor Capital will be issued a written notice of their status and the Fund's policies. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to $250,000). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to certain retirement accounts and the Fund's Systematic Withdrawal Plan described in the Fund's Prospectus.

The Fund has provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies, retirement administrators and others) concerning the application of the Fund's market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under their control.

The Fund applies these policies and procedures to all shareholders. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future. The Fund cannot ensure that it will be able to identify all cases of market trading and excessive trading, although it believes it has adequate procedures in place to attempt to do so.

During times of drastic economic or market conditions, the Fund may suspend exchange privileges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other Fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the Fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

EXCHANGES. You can exchange your Fund shares into any other share class of another Accessor Fund. You can request your exchange by contacting your financial representative or by contacting the Fund. Be sure to read the current prospectus for any Accessor Fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges. You may be charged a sales load when exchanging into an Accessor Fund that has one.

Shares of other classes of Accessor Funds purchased by exchange will be purchased on the basis of relative NAV per share as follows: (a) exchanges for shares of funds offered without a sales load will be made without a sales load in shares of other funds offered without a sales load; (b) shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load; (d) shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds may be exchanged without a sales load for shares of other funds sold with a sales load; and (e) shares of other Accessor Funds subject to a CDSC exchanged for shares of another Accessor Fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchase. To accomplish an exchange under item (d) above, you must notify the transfer agent of your prior ownership of Fund shares and your account number.

FINANCIAL STATEMENTS

Accessor Funds' audited financial statements for the fiscal year ended December 31, 2006 and unaudited financial statements for the period ended June 30, 2007, are contained in the Annual and Semi-Annual Reports to Shareholders, respectively. The Fund has not commenced investment operations and no reports are currently available.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures on behalf of the Accessor Funds which delegates responsibility for voting proxies to Accessor Capital, subject to the Board's continuing oversight. Accessor Capital's policies and procedures assure that all proxy voting decision are made in the best interest of the Accessor Funds and that Accessor Capital will act in a prudent and diligent manner for the benefit of the Accessor Funds. Accessor Capital's policies and procedures include specific provisions to determine when a conflict exists between the interests of the Fund and the interests of Accessor Capital, as the case may be. Copies of the proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix
B. Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 will be available without charge upon request by contacting Accessor Funds or via the Securities and Exchange Commission website at http://www.sec.gov.

                                   APPENDIX A
                           RATINGS OF DEBT INSTRUMENTS

                             CORPORATE BOND RATINGS

                      MOODY'S INVESTORS SERVICE ("MOODY'S")

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A1

STANDARD & POOR'S CORPORATION ("S&P")

AAA

An obligor rated 'AAA' has EXTREMELY STRONG capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's.

AA

An obligor rated 'AA' has VERY STRONG capacity to meet its financial commitments. It differs from the highest rated obligors only in small degree.

A

An obligor rated 'A' has STRONG capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB

An obligor rated 'BBB' has ADEQUATE capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligor rated 'BB' is LESS VULNERABLE in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments.

B

An obligor rated 'B' is MORE VULNERABLE than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC

An obligor rated 'CCC' is CURRENTLY VULNERABLE, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC

An obligor rated 'CC' is CURRENTLY HIGHLY-VULNERABLE.

PLUS (+) OR MINUS (-):

Ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R

An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD AND D

An obligor rated 'SD' (Selective Default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

N.R.

An issuer designated N.R. is not rated.

PUBLIC INFORMATION RATINGS Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event that may affect an issuer's credit quality occurs. Ratings with a 'pi' subscript are not modified with '+' or '-' designations. Outlooks are not being provided for ratings with a 'pi' subscript, nor are they subject to potential CreditWatch listings.

NOTE RATINGS

MOODY'S

Moody's rating for short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

MIG-1 - Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2 - Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1 - This designation denotes strong or very strong capacity to pay interest and repay principal. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) sign designation.

SP-2 - This designation denotes satisfactory capacity to pay interest and repay principal.

Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 - This designation indicates the capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 - This designation indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

A3

                                   APPENDIX B

                       PROXY VOTING POLICY AND PROCEDURES
                           ACCESSOR CAPITAL MANAGEMENT


                              ACCESSOR FUNDS, INC.
                      PROXY VOTING POLICIES AND PROCEDURES



I.       ACCESSOR FUNDS' POLICY STATEMENT

         Accessor Funds, Inc. ("Accessor"), on behalf of each of its portfolios (each a "Fund" and together the "Funds") is firmly committed to ensuring that proxies relating to the Funds' securities are voted in the best interests of the Funds' shareholders. The following policies and procedures have been established to implement Accessor's proxy voting program.

II.      ACCESSOR FUNDS' PROXY VOTING PROGRAM

         Accessor Capital Management LP ("Accessor Capital") serves as the Funds' investment manager. Accessor Capital is responsible for the selection and ongoing monitoring of investment subadvisers (the "SubAdvisers") who provide the day-to-day portfolio management for each Fund. Accessor has delegated proxy voting responsibility to Accessor Capital. Because Accessor Capital views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each Fund to the applicable SubAdviser. The primary focus of Accessor's proxy voting program, therefore, is to seek to ensure that the SubAdvisers have adequate proxy voting policies and procedures in place and to monitor each SubAdviser's proxy voting. These policies and procedures may be amended from time to time based on Accessor's experience as well as changing environments, especially as new and/or differing laws and regulations are promulgated.

III.     ACCESSOR CAPITAL'S DUE DILIGENCE AND COMPLIANCE PROGRAM

         As part of its ongoing due diligence and compliance responsibilities, Accessor Capital will seek to ensure that each SubAdviser maintains proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. Accessor Capital will review each SubAdviser's proxy voting policies and procedures (including any proxy voting guidelines) in connection with the initial selection of the SubAdviser to manage a Fund and on at least an annual basis thereafter.

IV.      SUBADVISERS' PROXY VOTING POLICIES AND PROCEDURES

         Each SubAdviser will be required to maintain proxy voting policies and procedures that satisfy the following elements:

         A. Written Policies and Procedures: The SubAdviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide to Accessor and Accessor Capital, upon request, copies of such policies and procedures.

         B. Fiduciary Duty: The SubAdviser's policies and procedures must be reasonably designed to ensure that SubAdviser votes Fund securities in the best interest of the Fund.

         C. Conflicts of Interest: The SubAdviser's policies and procedures must include appropriate procedures to identify and resolve as necessary all material proxyrelated conflicts of interest between the SubAdviser (including its affiliates) and the Funds before voting Fund proxies.

                  D. Voting Guidelines: The SubAdviser's policies and procedures must address with reasonable specificity how the SubAdviser will vote proxies, or what factors it will take into account, when voting on particular types of matters, e.g., corporate governance proposals, compensation issues and matters involving social or corporate responsibility.

                  E. Monitoring Proxy Voting: The SubAdviser must have an established system and/or process that is reasonably designed to ensure that proxies are voted on behalf of the Funds in a timely and efficient manner.

         F. Record Retention and Inspection: The SubAdviser must have an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. The SubAdviser must provide to Accessor and Accessor Capital such information and records with respect to proxies relating to the Funds' securities as required by law and as Accessor or Accessor Capital may reasonably request.

V.       DISCLOSURE OF ACCESSOR'S PROXY VOTING POLICIES AND PROCEDURES AND
         VOTING RECORD

         Accessor Capital, on behalf of Accessor, will take reasonable steps as necessary to seek to ensure that Accessor complies with all applicable laws and regulations relating to disclosure of Accessor's proxy voting policies and procedures and its proxy voting record. Accessor Capital (including, at its option, through thirdparty service providers) will maintain a system that is reasonably designed to ensure that the actual proxy voting record of the SubAdvisers with respect to the Funds' securities are collected, processed, filed with the Securities and Exchange Commission and delivered to Accessor's shareholders, as applicable, in a timely and efficient manner and as required by applicable laws and regulations.

VI.      REPORTS TO ACCESSOR'S BOARD OF DIRECTORS

         Accessor Capital will periodically (but no less frequently than annually) report to the Board of Directors with respect to Accessor's implementation of its proxy voting program, including summary information with respect to the proxy voting record of the SubAdvisers with respect to Fund securities and any other information requested by the Board of Directors.

Adopted: August 13, 2003

                         ACCESSOR CAPITAL MANAGEMENT LP
                      PROXY VOTING POLICIES AND PROCEDURES
                            (ADOPTED AUGUST 18, 2003)

         Accessor Capital Management LP ("Accessor Capital") serves as the investment adviser to the series of the Accessor Funds, Inc. (each a "Fund" and together the "Funds"), which are Accessor Capital's only clients. In that capacity Accessor Capital has adopted these policies and procedures in accordance with Rule 206(4)6 under the Investment Advisers Act of 1940 (the "Advisers Act"). These policies and procedures are designed to ensure that Accessor Capital administers proxy voting matters in a manner consistent with the best interests of the Funds and in accordance with its fiduciary duties under the Advisers Act and other applicable laws and regulations.

I.       POLICY

         In the typical course of Accessor Capital's business, voting of proxies of individual securities is delegated to the respective subadvisers retained to oversee and direct the investments of the Funds. Each subadviser has the fiduciary responsibility for voting the proxies in a manner that is in the best interest of the Funds.

         Where a material conflict exists in the voting of proxies by a subadviser, Accessor Capital will retain the authority to vote such proxy on behalf of the Funds or determine that the subadviser may vote such proxy in compliance with their proxy voting policies regarding material conflicts.

         In limited instances, transitional securities may be held in an account and may not be overseen by a subadviser or Accessor Capital may determine that a subadviser has a material conflict with a vote and determine that it is in the best interests of the Funds for the proxy to be voted by Accessor Capital. In those cases, it is Accessor Capital's policy to ensure that the Funds are aware of their right to vote proxies of securities they hold if they so choose. If the Funds choose not to exercise voting authority, those Funds will be deemed to have delegated authority to Accessor Capital to vote such proxies in a manner that is consistent with the Funds' best interests.

II.      RESPONSIBILITY

         In most cases, voting of proxies is delegated to the respective subadviser retained to oversee and direct the investments of the Funds. If the security is held in an account not directly overseen by a subadviser, the proxy voting committee of Accessor Capital, which consists of the Investment Department and the Compliance Department, (the "Proxy Committee") will be responsible for ensuring that proxies are either forwarded to the Funds or voted in a manner consistent with the best interests of the Funds. There may be times when refraining from voting a proxy is in a Fund's best interest, such as when the Proxy Committee determines that the cost of voting the proxy exceeds the expected benefit to the Fund.

III.     PROCEDURES

         In the limited instances of voting of proxies not delegated to subadvisers or forwarded to the Funds as mentioned above, Accessor Capital will
(i) obtain and evaluate the proxy information provided by the companies whose shares are being voted; (ii) vote proxies in the best interest of the Funds; and
(iii) submit, or arrange for the submission of, the votes to the shareholders meetings in a timely manner.

         Prior to a proxy voting deadline, the Proxy Committee will make a determination as to how to vote each proxy proposal based on his or her analysis of the proposal. In evaluating a proxy proposal, the Proxy Committee may consider information from many sources, including management of the company, shareholder groups and independent proxy research services. When determining how to vote a proxy, the Proxy Committee shall consider only those factors that relate to a Fund's investment, including how its vote will economically impact and affect the value of a Fund's investment.

         Proxy votes generally will be cast in favor of proposals that (i) maintain or strengthen the shared interests of shareholders and management; (ii) increase shareholder value; (iii) maintain or increase shareholder influence over the issuer's board of directors and management; and (iv) maintain or increase the rights of shareholders. Proxy votes generally will be cast against proposals having the opposite effect.

IV.      CONFLICTS OF INTEREST

         Accessor Capital may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

         A.       IDENTIFYING CONFLICTS OF INTEREST

         The Proxy Committee will seek to identify Accessor Capital conflicts by relying on publicly available information about a company and its affiliates and information about the company and its affiliates that is generally known by Accessor Capital's senior management. The Proxy Committee may determine that Accessor Capital has a conflict of interest as a result of the following:

         1. Significant Business Relationships The Proxy Committee will consider whether the matter involves an issuer or proponent with which Accessor Capital, its members, officers or employees have a significant business relationship. Accessor Capital, its members, officers or employees may have significant business relationships with certain entities, such as other investment advisory firms, vendors, clients and broker-dealers. For this purpose, a "significant business relationship" is one that might create an incentive for Accessor Capital, its members, officers or employees to have a vote cast in favor of the entity soliciting proxies.

         2. Significant Personal or Family Relationships The Proxy Committee will consider whether the matter involves an issuer, proponent or individual with which an employee of Accessor Capital who is involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a "significant personal or family relationship" is one that would be reasonably likely to influence how Accessor Capital votes the proxy. Employees of Accessor Capital, including the Proxy Committee, are required to disclose any significant personal or family relationship they may have with the issuer, proponent or individual involved in the matter. If the Proxy Committee has a significant personal or family relationship with an issuer, proponent or individual involved in the matter, he/she will immediately contact Accessor Capital's Compliance Officer who will determine (i) whether to treat the proxy in question as one involving a material conflict of interest; and (ii) if so, whether the Proxy Committee should recuse him/herself from all further matters regarding the proxy and another individual should be appointed to consider the proposal.

         B.       DETERMINING WHETHER A CONFLICT IS MATERIAL

         In the event that the Proxy Committee determines that Accessor Capital has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall determine whether the conflict is "material". The Proxy Committee may determine on a casebycase basis that the relationship as it regards a particular proposal involves a material conflict of interest. To make a determination of nonmateriality, the Proxy Committee must conclude that the proposal is not directly related to Accessor Capital's conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then he or she may vote the proxy in accordance with his or her recommendation.

         C.       VOTING PROXIES INVOLVING A MATERIAL CONFLICT

         In the event that the Proxy Committee determines that Accessor Capital has a material conflict of interest with respect to a proxy proposal, prior to voting on the proposal, the Proxy Committee must:

         o fully disclose the nature of the conflict to the Funds and obtain the Funds' consent as to how Accessor Capital
             Management LP shall vote on the proposal (or otherwise obtain instructions from the Funds as to how the proxy should be voted); OR

         o contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); OR

         o vote on the proposal and, in consultation with the Compliance Officer, detail how Accessor Capital's material conflict did not influence the decisionmaking process.

         The Proxy Committee may address a material conflict of interest by abstaining from voting, provided that he or she has determined that abstaining from voting on the proposal is in the best interests of the Funds.

         D.       DOCUMENTING CONFLICTS OF INTEREST

         The Proxy Committee shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that Accessor

Capital does not have a material conflict of interest in respect of a particular matter. Such documentation shall be maintained with the records of Accessor Capital.

V.       RECORDKEEPING AND DISCLOSURE

         Accessor Capital maintains the following books and records required by Rule 2042(c)(2) under the Advisers Act for a period of not less than five years:

         o a copy of these proxy voting policies and procedures, including all amendments hereto;

         o a copy of each proxy statement received regarding Fund securities, provided, however, that Accessor Capital may rely on the proxy statement filed on EDGAR as its record;

         o a record of each vote Accessor Capital casts on behalf of the Funds;

         o a copy of any document created by Accessor Capital that was material its making a decision on how to vote proxies on behalf of the Funds or that memorializes the basis for that decision;

         o a copy of each written Fund request for information on how Accessor Capital voted proxies on behalf of the Funds; and

         o a copy of any written response by Accessor Capital to any Fund request for information on how Accessor Capital voted proxies on behalf of the requesting Fund.

         At least annually, Accessor Capital will provide the Funds' Board of Directors with a copy of its proxy voting policies and procedures and advise the Board that it may obtain information about how Accessor Capital voted the Funds' securities. Information about how the Funds securities were voted or a copy of Accessor Capital's proxy voting policies and procedures free of charge by written request addressed to Accessor Capital.



Approved:  August 18, 2003

                                     PART C
                                OTHER INFORMATION


Item 23   Exhibits

(a)(1) Restated Articles of Incorporation of Accessor Funds, Inc., ("Registrant") dated August 19, 1999 are incorporated by reference to Exhibit No. (a)(1) to PostEffective Amendment No.16 to the Registration Statement on Form N1A filed February 14, 2000 (File No. 3341245).

(a)(2) Amendment to Articles of Incorporation dated February 4, 2000 is incorporated by reference to Exhibit No. (a)(2) to PostEffective Amendment No. 16 to the Registration Statement on Form N1A filed February 14, 2000 (File No. 3341245).

(a)(3) Amendment to Articles of Incorporation dated August 29, 2000 is incorporated by reference to Exhibit (a)(1) to PostEffective Amendment No. 1 to the Registration Statement on Form N1A filed September 13, 2000 (File No. 3341245).

(a)(4) Amendment to Articles of Incorporation dated December 21, 2000 is incorporated by reference to Exhibit (a)(1) to PostEffective Amendment No. 21 to the Registration Statement on Form N1A filed March 1, 2001 (File No. 3341245).

(a)(5) Articles Supplementary dated December 18, 2002 to Amended Articles of Incorporation is incorporated by reference to Exhibit (a)(5) to PostEffective Amendment No. 27 to the Registration Statement on Form N1A filed December 30, 2002 (File No. 3341245).

(a)(6) Articles Supplementary dated September 23, 2003 to Amended Articles of Incorporation is incorporated by reference to Exhibit (a) (6) to PostEffective Amendment No. 31 to the Registration Statement on Form N1A filed September 29, 2003 (File No. 3341245.

(a)(7) Articles Supplementary dated March 9, 2004 to Amended Articles of Incorporation is incorporated by reference to Exhibit (a) (7) to PostEffective Amendment No. 33 to the Registration Statement on Form N1A filed March 11, 2004 (File No. 3341245).


(a)(8)    Articles Supplementary to be filed by amendment.


(b) ByLaws of the Registrant, as Amended, are incorporated by reference to Exhibit (b) to PostEffective Amendment No. 24 to the Registration Statement on Form N1A filed April 30, 2002 (File No. 3341245).

(c)       Not applicable.

(d)(1) Amended and Restated Management Agreement between Registrant and Accessor Capital Management LP is incorporated by reference to Exhibit
          (d)(1) to Post Effective Amendment No. 32 to the Registration Statement on Form N1A filed February 27, 2004 (File No. 3341245).

(d)(1)(a) Amended Schedule __ to Amended and Restated Management Agreement between Registrant and Accessor Capital Management to be filed by amendment.

(d)(2) Form of Management Agreement among Registrant and Accessor Capital Management LP on behalf of Accessor Allocation Funds incorporated by reference to Exhibit (d)(1) to PostEffective Amendment No. 18 to the Registration Statement on Form N1A filed September 13, 2000 (File No. 3341245).

(d)(3) Form of Money Manager Agreement among Registrant on behalf of the Limited Duration U.S. Government Fund, Accessor Capital Management LP and Pennant Management is incorporated by reference to Exhibit (d)(11) to PostEffective Amendment No. 33 to the Registration Statement on Form N1A filed March 11, 2004 (File No. 3341245).


(d)(4) Form of Money Manager Agreement among Registrant on behalf of the Growth Fund, Accessor Capital Management LP and Enhanced Investment Technologies, LLC, is incorporated by reference to Exhibit D1 to Post-Effective Amendment No. 42 to the Registration Statement on Form
          N-1A filed April 30, 2007 (File No. 3341245).

(d)(5) Money Manager Agreement among Registrant on behalf of the Value Fund, Accessor Capital Management LP and Acadian Asset Management, dated March 1, 2007, is incorporated by reference to Exhibit to Information Statement filed April 18, 2007 (File No. 3341245).

(d)(6) Form of Money Manager Agreement among Registrant on behalf of the Small to Mid Cap Fund, Accessor Capital Management LP and SSgA Funds Management, Inc., is incorporated by reference to Exhibit D2 to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed April 30, 2007 (File No. 3341245).

(d)(7) Money Manager Agreement among Registrant on behalf of the International Equity Fund, Accessor Capital Management LP and J.P. Morgan Fleming Asset Management (London) Limited, dated January 1, 2005, is incorporated by reference to Exhibit (d)(7) to PostEffective Amendment No. 37 to the Registration Statement on Form N1A filed April 29, 2005 (File No. 3341245).


(d)(8) Money Manager Agreement among Registrant on behalf of the High Yield Bond Fund, Accessor Capital Management LP and Financial Management Advisors, LLC, dated January 1, 2005,is incorporated by reference to Exhibit (d)(8) to PostEffective Amendment No. 37 to the Registration Statement on Form N1A filed April 29, 2005 (File No. 3341245).

(d)(9) Money Manager Agreement among Registrant on behalf of the Intermediate Fixed-Income Fund, Accessor Capital Management LP and Cypress Asset Management, dated January 1, 2005, is incorporated by reference to Exhibit (d)(9) to PostEffective Amendment No. 37 to the Registration Statement on Form N1A filed April 29, 2005 (File No. 3341245).


(d)(10) Money Manager Agreement among Registrant on behalf of the Short Intermediate Fixed-Income Fund, Accessor Capital Management LP and Cypress Asset Management, dated January 1, 2005, is incorporated by reference to Exhibit (d)(10) to PostEffective Amendment No. 37 to the Registration Statement on Form N1A filed April 29, 2005 (File No. 3341245).


(d)(11) Money Manager Agreement among Registrant on behalf of the Mortgage Securities Fund, Accessor Capital Management LP and BlackRock Financial Management Inc., dated January 1, 2005, is incorporated by reference to Exhibit (d)(11) to PostEffective Amendment No. 37 to the Registration Statement on Form N1A filed April 29, 2005 (File No. 3341245).


(d)(12) Form of Money Manager Agreement among Registrant on behalf of the International Equity Fund, Accessor Capital Management LP and Pictet Asset Management Limited is incorporated by reference to Exhibit D3 Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed April 30, 2007 (File No. 3341245).


(e)(1) Amended Distribution Agreement between Registrant and ALPS Distributors, Inc. incorporated by reference to Exhibit (e)(1) to PostEffective Amendment No. 31 to the Registration Statement on Form N1A filed September 29, 2003 (File No. 3341245).

(e)(2) Amended Form of Selling Agreement between ALPS Distributors, Inc. and selling agents (broker-dealers) to distribute fund shares incorporated by reference to Exhibit (e)(2) to PostEffective Amendment No. 31 to the Registration Statement on Form N1A filed September 29, 2003 (File No. 3341245).

(e)(3) Amended Form of Selling Agreement between ALPS Distributors, Inc. and selling agents (Other Financial Intermediaries) to distribute fund shares incorporated by reference to Exhibit (e)(3) to PostEffective Amendment No. 31 to the Registration Statement on Form N1A filed September 29, 2003 (File No. 3341245).

(e)(4) Distribution Agreement between Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit E1 to Post-Effective Amendment No. 42 to the Registration Statement on Form
          N-1A filed April 30, 2007 (File No. 3341245).

(e)(5) Form of Selling Agreement between SEI Investments Distribution Co. and selling agents (broker-dealers) to distribute fund shares to be filed by amendment.

(e)(6) Form of Selling Agreement between SEI Investments Distribution Co. and selling agents (Other Financial Intermediaries) to distribute fund shares to be filed by amendment.

(f)       Not applicable.

(g)(1) IRA Custodian Agreement among Registrant, Bennington and The Fifth Third Bank effective December 1, 1995. Incorporated by reference to Exhibit (8)(d) to PostEffective Amendment No. 10 to the Registration Statement on Form N1A. (File No. 3341245).

(g)(2) Custodian Agreement with Fifth Third Bank dated October 4, 1996. Incorporated by reference to Exhibit (8)(e) to PostEffective Amendment No. 11 to the Registration Statement on Form N1A filed on April 30, 1997 (File No. 3341245).

(g)(2)(a) Amended Exhibits A, B and C to Custody Agreement with Fifth Third Bank and Accessor Capital Management LP effective November 16, 2000, incorporated by reference to Exhibit (g)(1) to PostEffective
          Amendment No. 19 to the Registration Statement on Form N1A, filed on November 27, 2000 (File No. 3341245).

(g)(3) First Amendment to Custody Agreement with Fifth Third Bank dated November 14, 1997. Incorporated by reference to Exhibit (8)(f) to PostEffective Amendment No. 13 to the Registration Statement on Form N1A filed on April 29, 1998 (File No. 3341245).

(g)(4) Second Amendment to Custody Agreement with Fifth Third Bank dated February 19, 1998. Incorporated by reference to Exhibit (8)(g) to PostEffective Amendment No. 13 to the Registration Statement on Form N1A filed on April 29, 1998 (File No. 3341245).

(h)(1) Transfer Agency and Administrative Agreement among the Registrant and Bennington dated December 1, 1995. Incorporated by reference to Exhibit (9)(a)(3) to PostEffective Amendment No. 10 to the Registration Statement on Form N1A filed on April 29, 1996 (File No. 3341245).

(h)(2) Amended Appendix C dated February 19, 1998, to Transfer Agency and Administrative Agreement among the Registrant and Bennington dated December 1, 1995. Incorporated by reference by Exhibit (h)(1)(D) to PostEffective Amendment No. 13 to the Registration Statement on Form N1A, filed on April 29, 1998 (File No. 3341245).

(h)(3) Amended Transfer Agency and Administrative Agreement among the Registrant and Bennington is incorporated by reference to Exhibit
          (h)(3) to PostEffective Amendment No. 23 to the Registration Statement on Form N1A filed on February 28, 2002 (File No. 3341245).

(h)(4) Amendment to the Amended Transfer Agency and Administrative Agreement among the Registrant and Accessor Capital Management LP is incorporated by reference to Exhibit (h)(4) to PostEffective Amendment No. 26 to the Registration Statement on Form N1A filed on November 16, 2002 (File No. 3341245).


(h)(5) Amendment to the Amended Transfer Agency and Administrative Agreement among the Registrant and Accessor Capital is incorporated by reference
          to  Exhibit  (h)(5)  to   PostEffective   Amendment  No.  27  to  the
          Registration Statement on Form N1A filed December 30, 2002 (File No. 3341245).

(h)(6) Amendment to the Amended Transfer Agency and Administrative Agreement among the Registrant and Accessor Capital is incorporated by reference
          to  Exhibit  (h)(6) to   PostEffective   Amendment  No.  31  to  the
          Registration Statement on Form N1A filed December 30, 2002 (File No. 3341245).

(h)(7) Fund Accounting and Other Services Agreement with ALPS Mutual Funds Services and Accessor Capital Management LP is incorporated by reference to Exhibit (h)(4) to PostEffective Amendment No. 24 to the Registration Statement on Form N1A filed April 30, 2002 (File No. 3341245).

(h)(8) First Amendment to Fund Accounting and Other Services Agreement among Registrant, ALPS Mutual Funds Services and Accessor Capital Management LP is incorporated by reference to Exhibit (h)(7) to PostEffective Amendment No. 27 to the Registration Statement on Form N1A filed December 30, 2002 (File No. 3341245).

(h)(9) Second Amendment to Fund Accounting and Other Services Agreement among Registrant, ALPS Mutual Funds Services and Accessor Capital Management LP incorporated by reference to Exhibit (h)(9) to PostEffective Amendment No. 31 to the Registration Statement on Form N1A filed September 29, 2003 (File No. 3341245).

(h)(10) Form of Expense Agreement between Registrant's Underlying Funds and Allocation Funds is incorporated by reference to Exhibit (h)(5) to PostEffective Amendment No. 24 to the Registration Statement on Form N1A filed April 30, 2002 (File No. 3341245).

(h)(11) Expense Guarantee Agreement between Registrant and Accessor Capital Management LP effective December 22, 2000, is incorporated by reference to Exhibit (h)(1) to PostEffective Amendment No. 21 to the Registration Statement on Form N1A filed March 1, 2001 (File No. 3341245).

(h)(12) Second Expense Guarantee Agreement between Registrant and Accessor Capital Management LP effective January 1, 2004 is incorporated by Reference to Exhibit (h)(12) to PostEffective Amendment No. 32 to The Registration Statement on Form N1A filed February 27, 2004 (File No. 3341245).


(h)(13) Administration Agreement between Registrant and SEI Investments Global Funds Services to be filed by amendment.


(i)(1) Opinion and consent of Kirkpatrick & Lockhart LLP is incorporated by reference to Exhibit (i) to PostEffective Amendment No. 27 to the Registration Statement on Form N1A filed December 30, 2002 (File No. 3341245).


(i)(2) Opinion and consent of Kirkpatrick & Lockhart LLP is incorporated by reference to Exhibit (i)(2) to PostEffective Amendment No. 31 to the Registration Statement on Form N1A filed September 29, 2003 (File No. 3341245).

(j)(1)    Not applicable.

(k)       Not applicable.

(m)(l) Agreement related to initial capital. Incorporated by reference to Exhibit No. 13 to PreEffective Amendment No. 4 to the Registration Statement on Form N1A filed on February 4, 1992 (File No. 3341245).

(m)(1)(a) Amended and Restated Distribution and Service Plan for Investor Class Shares of the Registrant's Underlying Funds is incorporated by reference to Exhibit (m)(1) to PostEffective Amendment No. 24 to the Registration Statement on Form N1A filed April 30, 2002 (File No. 3341245).

(m)(1)(b) Distribution and Service Plan for A Class Shares and C Class Shares of the Registrant's Funds Effective as of December 30, 2002, as amended August 13, 2003 incorporated by reference to Exhibit (m)(1)(b) to PostEffective Amendment No. 31 to the Registration Statement on Form N1A filed September 29, 2003 File No. 3341245).

(m)(2) Defensive Distribution Plan of the Allocation Funds dated November 16, 2000 is incorporated by reference to Exhibit (m)(3) to PostEffective Amendment No. 19 to the Registration Statement on Form N1A, filed on November 27, 2000 (File No. 3341245).

(m)(3) Defensive Distribution Plan of the Advisor Class Shares of the Underlying Funds is incorporated by reference to Exhibit (m)(4) to PostEffective Amendment No. 24 to the Registration Statement on Form N1A filed April 30, 2002 (File No. 3341245).

(n)(1) Amended and Restated Rule 18f3 Plan incorporated by reference to Exhibit (n)(1) to PostEffective Amendment No. 31 to the Registration Statement on Form N1A filed September 29, 2003 (File No. 3341245).

(n)(2)(a) Administrative Services Plan. Incorporated by reference to Exhibit No.
          (15)(h) to PostEffective Amendment No. 13 to the Registration Statement on Form N1A filed on April 29, 1998 (File No. 3341245).

(n)(2)(b) Form of Amended Appendix to Administrative Services Plan for Investor Class Shares is incorporated by reference to Exhibit (n)(2) to PostEffective Amendment No. 18 to the Registration Statement on Form N1A, filed on September 13, 2000 (File No. 3341245).

(n)(3)(a) Form of Administrative Services Agreement. Incorporated by reference to Exhibit No. (15)(h)(1) to PostEffective Amendment No. 13 to the Registration Statement on Form N1A filed on April 29, 1998 (File No. 3341245).

(n)(3)(b) Form of Amended Appendix to Form of Administrative Services Agreement for Investor Class Shares incorporated by reference to Exhibit (n)(3) to PostEffective Amendment No. 18 to the Registration Statement on Form N1A filed September 13, 2000 (File No. 3341245).

(n)(4) Amended ACM Administrative Plan for U.S. Government Money Fund is incorporated by reference to Exhibit (n)(4) to PostEffective Amendment No. 28 to the Registration Statement on Form N1A, filed on February 28, 2003 (File No. 3341245).


(p)(1) Sixth Restated and Amended Code of Ethics of Accessor Funds, Inc., as amended August 17, 2006 to be filed by amendment.


(p)(2) Accessor Capital Management LP Code of Ethics is incorporated by reference to Exhibit (p)(2) to PostEffective Amendment No. 37 to the Registration Statement on Form N1A filed April 29, 2005 (File No. 3341245).

(p)(3) Janus Code of Ethics for Enhanced Investment Technologies, Money Manager of the Growth Fund is is incorporated by reference to Exhibit
          (p)(3)  to  PostEffective   Amendment  No.  37  to  the  Registration
          Statement on Form N1A filed April 29, 2005 (File No. 3341245).

(p)(5) Code of Ethics of SSgA Funds Management, Money Manager of the Small to Mid Cap Fund is incorporated by reference to Exhibit (p)(5) to PostEffective Amendment No. 24 to the Registration Statement on Form N1A filed April 30, 2002 (File No. 3341245).

(p)(6) Code of Ethics of JPMorgan Fleming (London) Ltd., Money Manager of the International Equity Fund is incorporated by reference to Exhibit
          (d)(6)  to  PostEffective   Amendment  No.  37  to  the  Registration
          Statement on Form N1A filed April 29, 2005 (File No. 3341245).

(p)(7) Code of Ethics of Cypress Asset Management, Money Manager of the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund, is incorporated by reference to Exhibit (p)(7)
          to PostEffective Amendment No. 37 to the Registration Statement on Form N1A filed April 29, 2005 (File No. 3341245).

(p)(8) Code of Ethics of Financial Management Advisers, Inc., Money Manager of the High Yield Bond Fund, is incorporated by reference to Exhibit
          (p)(8)  to  PostEffective   Amendment  No.  37  to  the  Registration
          Statement on Form N1A filed April 29, 2005 (File No. 3341245).

(p)(9) Code of Ethics of BlackRock, Inc., Money Manager of the Mortgage Securities Fund, is incorporated by reference to Exhibit (p)(9) to PostEffective Amendment No. 17 to the Registration Statement on Form N1A, filed on April 29, 2000 (File No. 3341245).

(p)(10)   Code of Ethics of ALPS Distributors, Inc. is incorporated by reference
          to  Exhibit  (p)(10)  to  PostEffective   Amendment  No.  37  to  the
          Registration Statement on Form N1A filed April 29, 2005 (File No. 3341245).

(p)(11)(a) Code of Ethics of Pennant Management, Money Manager of the Limited Duration U.S. Government Fund is incorporated by reference to Exhibit
         (p) (11) to PostEffective Amendment No. 33 to the Registration Statement on Form N1A filed March 11, 2004 (File No. 3341245).

(p)(11)(b) Amended Code of Ethics of Pennant Management, Money Manager of the Limited Duration U.S. Government Fund is incorporated by reference to to Exhibit (p)(11) to PostEffective Amendment No. 35 to the Registration Statement on Form N1A filed on March 26, 2004 (File No. 3341245).

(p)(12) Code of Ethics of Pictet Asset Management is incorporated by reference to Exhibit (p)(12) to PostEffective Amendment No. 40 to the Registration Statement on Form N1A filed on May 1, 2006 (File No. 3341245).

(p)(13)  Code of Ethics of Acadian Asset Management to be filed by amendment.

(p)(14)  Code of Ethics of SEI Distribution Company to be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Article VI of the Registrant's Articles of Incorporation, as amended. Section 2418 of the Maryland General Corporation Law and Sections 7 of the Management Agreements (incorporated by reference to Exhibit Nos. 5(a) and 5(c) of the Registration Statement on Form N1A, filed on June 24, 1991 (File No. 3341245),
PostEffective Amendment No. 2 thereto, filed on September 1, 1992, and the
"form of" Management Agreement filed herewith as Exhibit (d)(1), respectively) (the "Management Agreement"), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

         Section 7 of the Management Agreements and Section 12 of the Money Manager Agreements filed and incorporated herein limit the liability of Accessor Capital Management LP ("Accessor") and the money managers, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         Section 14 of the Distribution Agreement filed and incorporated herein limits the liability of the Registrant to liabilities arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus(es), statement(s) of additional information, shareholder reports or other information filed or made public by the Fund (as amended from time to time) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any other statute or the common law and by reason of its willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Articles of Incorporation, ByLaws, Management Agreements, Distribution Agreements, Transfer Agent Agreement and Money Manager Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser

         See Registrant's Prospectuses sections "Fund Details" and "Management Organization and Capital Structure," and the Statement of Additional Information section "Management of the Fund."

Item 27. Principal Underwriters



(a)  The sole principal underwriter for the Fund is SEI Investments Distribution
     Co.  which  acts  as  principal  underwriter,   distributor  or  investment
     adviserfor the Registrant and the following other funds:

     Registrant's   distributor,   SEI   Investments   Distribution   Co.   (the
     "Distributor"), acts as distributor for:

     SEI Daily Income Trust                                 July 15, 1982
     SEI Liquid Asset Trust                                 November 29, 1982
     SEI Tax Exempt Trust                                   December 3, 1982
     SEI Index Funds                                        July 10, 1985
     SEI Institutional Managed Trust                        January 22, 1987
     SEI Institutional International Trust                  August 30, 1988
     The Advisors' Inner Circle Fund                        November 14, 1991
     The Advisors' Inner Circle Fund II                     January 28, 1993
     Bishop Street Funds                                    January 27, 1995
     SEI Asset Allocation Trust                             April 1, 1996
     SEI Institutional Investments Trust                    June 14, 1996
     HighMark Funds                                         February 15, 1997
     Oak Associates Funds                                   February 27, 1998
     CNI Charter Funds                                      April 1, 1999
     iShares Inc.                                           January 28, 2000
     iShares Trust                                          April 25, 2000
     JohnsonFamily Funds, Inc.                              November 1, 2000
     Causeway Capital Management Trust                      September 20, 2001
     The Japan Fund, Inc.                                   October 7, 2002
     Barclays Global Investors Funds                        March 31, 2003
     The Arbitrage Funds                                    May 17, 2005
     The Turner Funds                                       January 1, 2006
     ProShares Trust                                        November 14, 2005
     Community Reinvestment Act Qualified Investment Fund   January 8. 2007

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) To the best of Registrant's knowledge, the directors and executive officers of SEI Investments Distribution Co., the distributor for the Registrant, are as follows:

Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                           Position and Office                                  Positions and Offices
Name                       with Underwriter                                     with Registrant
William M. Doran           Director                                                      --
Edward D. Loughlin         Director                                                      --
Wayne M. Withrow           Director                                                      --
Kevin Barr                 President & Chief Executive Officer                           --
Maxine Chou                Chief Financial Officer & Treasurer                           --
Thomas Rodman              Chief Operations Officer                                      --
John Munch                 General Counsel & Secretary                                   --
Karen LaTourette           Chief Compliance Officer, Anti-Money Laundering
                           Officer & Assistant Secretary                                 --
Mark J. Held               Senior Vice President                                         --
Lori L. White              Vice President & Assistant Secretary                          --
Robert Silvestri           Vice President                                                --
John Coary                 Vice President & Assistant Secretary                          --
Michael Farrell            Vice President                                                --
Mark McManus               Vice President                                                --



     (c)      Not Applicable


Item 28. Location of Accounts and Records

All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a1 to 31a3 thereunder are maintained in the following locations:


Manager, Administrator
and Transfer Agent                                   Custodian

Accessor Capital Management LP                       State Street Bank & Trust Company
1420 Fifth Avenue, Suite 3600                        State Street Financial Center
Seattle, WA  98101                                   One Lincoln Street
                                                     Boston, Massachusetts 02111

Money Managers                                       Custodian of IRA Accounts

See Section of the prospectuses entitled             State Street Bank & Trust Company
"Management Organization                             State Street Financial Center
and Capital Structure"                               One Lincoln Street
for names and addresses                              Boston, Massachusetts 02111

Fund Distributor                                     Fund Accounting Agent
SEI  Investments  Distribution  Co.                  SEI Investments Global Funds Services
1 Freedom Valley Drive                               1 Freedom Valley Drive
Oaks, PA 19456                                       Oaks, PA 19456


Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Accessor Funds, Inc. certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, and State of Washington, on the 1st day of November, 2007.


                              ACCESSOR FUNDS, INC.


                              By: /s/J. Anthony Whatley III
                                -----------------------------
                                    J. Anthony Whatley III
                                    President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                                   Title                 Date

/s/J. Anthony Whatley III           President, Principal          11/1/2007
-------------------------           Executive Officer
J. Anthony Whatley III              and Director


/s/George G. Cobean III             Director                      11/1/2007
------------------------
George G. Cobean III


/s/Geoffrey C. Cross                Director                      11/1/2007
-------------------------
Geoffrey C. Cross